UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23631

Tactical Investment Series Trust

(Exact name of registrant as specified in charter)

11726 Seven Gables Road Cincinnati, OH	45249
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

1675 South State Street

Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With Copies To:

Bo J. Howell	Drew K. Horter
FinTech Law, LLC	Tactical Fund Advisors, LLC
6224 Turpin Hills Dr.	11726 Seven Gables Road
Cincinnati, Ohio 45244	Cincinnati, Ohio 45249

Registrant’s telephone number, including area code: (513) 984-9933

Date of fiscal year end: 12/31/2022

Date of reporting period: 06/30/2022

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Tactical Investment Series Trust (the “registrant”), for the period ended June 30, 2022 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

TFA Tactical Income Fund

(fka Tactical Conservative Allocation Fund)

Class A: TFALX

Class I: TFAZX

Tactical Moderate Allocation Fund

Class A: TFAMX

Class I: TFAUX

Tactical Growth Allocation Fund

Class A: TFAEX

Class I: TFAFX

TFA Quantitative Fund

Class I: TFAQX

TFA AlphaGen Growth Fund

Class I: TFAGX

TACTICAL INVESTMENT SERIES TRUST

Semi-Annual Report

June 30, 2022

1-833-974-3787

www.tfafunds.com

TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund)

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

Average Annual Total Return through June 30, 2022*, as compared to its benchmark:

	One	Since
	Year	Inception (a)
TFA Tactical Income Fund - Class A	(8.84)%	0.84%
TFA Tactical Income Fund - Class I	(8.68)%	1.14%
Wilshire Target Income 10-Yr + 2% Treasury IndexSM **	(11.47)%	(1.64)%
S&P 500® Total Return Index***	(10.62)%	11.11%
Wilshire Liquid Alternative IndexSM ****	(5.26)%	1.59%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 2.14% and 1.89% for Class A shares and Class I shares, respectively, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses after waivers are 2.48% and 2.23% for Class A shares and Class I shares, respectively. Without waiver the expense ratios are 2.89%, and 2.64% for Class A shares and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** Effective October 26, 2021, the Fund’s primary benchmark was changed to the Wilshire Target Income 10-Year Treasury +2% Plus IndexSM. The Wilshire Target Income 10-Year Treasury +2% Plus IndexSM measures an investment strategy that provides broad exposure to income-producing asset classes, using a universe of ETFs with the goal of achieving an annualized target income yield in excess of the U.S. 1-Year Treasury plus two percent. The index uses an optimization approach which aims to minimize overall portfolio risk while meeting the stated yield target. Investors cannot invest directly in an index.

*** The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**** The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

(a) Inception date June 10, 2019

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Fixed Income	37.2%
Equity	2.1%
Short-Term Investments	63.2%
Other / Cash & Cash Equivalents	(2.5)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

Tactical Moderate Allocation Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

Average Annual Total Return through June 30, 2022*, as compared to its benchmark:

	One	Since
	Year	Inception (a)
Tactical Moderate Allocation Fund - Class A	(19.15)%	(2.72)%
Tactical Moderate Allocation Fund - Class I	(18.92)%	(2.26)%
Wilshire Liquid Alternative IndexSM **	(5.26)%	1.59%
S&P 500® Total Return Index***	(10.62)%	11.11%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 2.14% and 1.89% for Class A shares and Class I shares, respectively, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses after waivers are 2.49% and 2.24% for Class A shares and Class I shares, respectively. Without waiver the expense ratios are 2.83%, and 2.58% for Class A shares and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

*** The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(a) Inception date June 10, 2019

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Fixed Income	28.3%
Equity	16.3%
Asset Allocation	6.3%
Commodity	0.4%
Internet	1.0%
Insurance	0.7%
Computers	0.5%
Software	0.5%
Banks	0.3%
Biotechnology	0.3%
Cosmetics/Personal Care	0.3%
Distribution/Wholesale	0.3%
Electronics	0.3%
Healthcare Services	0.3%
Oil & Gas	0.3%
REITS	0.3%
Transportation	0.3%
Packaging & Containers	0.2%
Pharmaceuticals	0.2%
Semiconductors	0.2%
Short-Term Investments	45.7%
Other / Cash & Cash Equivalents	(3.0)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

Tactical Growth Allocation Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

Average Annual Total Return through June 30, 2022*, as compared to its benchmark:

	One Year	Since Inception (a)
Tactical Growth Allocation Fund - Class A	(16.42)%	(0.04)%
Tactical Growth Allocation Fund - Class I	(16.05)%	0.46%
Wilshire Liquid Alternative IndexSM **	(5.26)%	1.59%
S&P 500® Total Return Index***	(10.62)%	11.11%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 2.14% and 1.89% for Class A shares and Class I shares, respectively, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses after waivers are 2.49% and 2.24% for Class A shares and Class I shares, respectively. Without waiver the expense ratios are 2.64%, and 2.39% for Class A shares and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

*** The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(a) Inception date June 10, 2019

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Fixed Income	37.2%
Equity	2.1%
Short-Term Investments	63.2%
Other / Cash & Cash Equivalents	(2.5)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

TFA Quantitative Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

Average Annual Total Return through June 30, 2022*, as compared to its benchmark:

	One Year	Since Inception (a)
TFA Quantitative Fund - Class I	(17.48)%	0.89%
S&P 500® Total Return Index***	(10.62)%	14.17%
Wilshire Liquid Alternative IndexSM ***	(5.26)%	3.78%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.89% for Class I shares, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses after waivers are 3.33% for Class I shares. Without waiver the expense ratio is 3.16% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

*** The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Investors cannot invest directly in an index.

(a) Inception date May 18, 2020

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Equity	26.6%
Fixed Income	11.9%
Alternative	6.9%
Short-Term Investments	63.5%
Other / Cash & Cash Equivalents	(8.9)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

TFA AlphaGen Growth Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2022

Average Annual Total Return through June 30, 2022*, as compared to its benchmark:

Since Inception (a)
TFA AlphaGen Growth Fund - Class I	(18.36)%
S&P 500® Total Return Index***	(14.43)%
S&P Target Risk Growth Total Return Index ***	(14.10)%

* The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s manager has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 1.89% for Class I shares, through April 30, 2023. Per the Fund’s most recent prospectus, total annual Fund estimated expenses are 2.08% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-833-974-3787.

** The S&P 500® Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

*** The S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. Investors cannot invest directly in an index.

(a) Inception date August 23, 2021

Holdings by Sector	% of Net Assets
Exchange-Traded Funds
Equity	48.3%
Fixed Income	4.5%
Alternative	4.0%
Computers	0.4%
Diversified Financial Services	0.2%
Health Products	0.2%
Health Services	0.2%
Insurance	0.2%
Lodging	0.2%
Pharmaceuticals	0.5%
Retail	0.4%
Semiconductors	0.2%
Software	0.4%
Short-Term Investments	49.3%
Other / Cash & Cash Equivalents	(9.0)%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

TFA TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

EXCHANGE-TRADED FUND - 39.25%	Shares	Value

Debt Fund - 37.20%
FolioBeyond Rising Rates ETF (c)	32,330	$1,048,785
Invesco Senior Loan ETF (c)	60,640	1,229,173
iShares 0-5 Year TIPS Bond ETF	7,352	745,713
iShares 1-3 Year Treasury Bond ETF (c)	10,750	889,993
iShares Core U.S. Aggregate Bond ETF (c)	14,090	1,432,671
iShares Short Treasury Bond ETF (c)	5,600	616,560
iShares TIPS Bond ETF (c)	7,140	813,317
ProShares Short 20+ Year Treasury (a)	37,838	758,652
ProShares Short 7-10 Treasury (a)	31,290	843,578
ProShares UltraShort 20+ Year Treasury (a)	43,130	1,127,850
SPDR Bloomberg Short Term High Yield Bond ETF (c)	15,130	364,936
WisdomTree Floating Rate Treasury Fund	14,822	745,991

		10,617,219
Equity Fund - 2.05%
iShares Mortgage Real Estate ETF	21,920	586,141

		586,141

TOTAL EXCHANGE-TRADED FUND (Cost $11,593,312)		11,203,360

SHORT-TERM INVESTMENTS - 63.22%
Fidelity Government Portfolio - Institutional Class, 1.21% (b)	495	495
First American Treasury Obligations Fund - Institutional Class, 1.31% (b)	18,044,095	18,044,095

SHORT-TERM INVESTMENTS (Cost $18,044,590)		18,044,590

INVESTMENTS AT VALUE (Cost $29,637,902) - 102.47%		$29,247,950

LIABILITES IN EXCESS OF OTHER ASSETS, NET - (2.47%)		(705,617)

NET ASSETS - 100.00%		$28,542,333

(a) Non-income producing security.
(b) Rate shown represents the 7-day effective yield at June 30, 2022, is subject to change and resets daily.
(c) All or a portion of the security is segregated as collateral.

The following abbreviations are used in this portfolio:
ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCK - 5.94%	Shares	Value
Banks - 0.26%
Bank of New York Mellon Corp.	1,630	$67,987

Biotechnology - 0.27%
Amgen, Inc.	281	68,367

Computers - 0.46%
Apple, Inc.	880	120,314

Cosmetics/Personal Care - 0.34%
Procter & Gamble Co.	605	86,993

Distribution/Wholesale - 0.30%
Fastenal Co.	1,571	78,424

Electronics - 0.26%
Garmin - Cayman Islands	698	68,578

Healthcare-Services - 0.30%
UnitedHealth Group, Inc.	149	76,531

Insurance - 0.73%
Aflac, Inc.	1,711	94,670
Berkshire Hathaway, Inc. - Class B (a)	347	94,738
		189,408
Internet - 1.02%
Alphabet, Inc. - Class A (a)	51	111,142
Amazon.com, Inc. (a)	874	92,827
Meta Platforms, Inc. - Class A (a)	373	60,146
		264,115
Oil & Gas - 0.32%
Exxon Mobil Corp.	973	83,328

Packaging & Containers - 0.23%
Amcor PLC - Great Britain	4,811	59,801

Pharmaceuticals - 0.23%
Becton Dickinson and Co.	243	59,907

REITS - 0.27%
Extra Space Storage, Inc.	406	69,069

Semiconductors - 0.20%
Advanced Micro Device, Inc. (a)	671	51,311

Software - 0.49%
Microsoft Corp.	495	127,131

Transportation - 0.27%
Union Pacific Corp.	324	69,103

TOTAL COMMON STOCK (Cost $1,543,490)		1,540,367

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

EXCHANGE-TRADED FUND - 51.19%	Shares	Value

Asset Allocation Fund - 6.25%
First Trust Managed Futures Strategy Fund	1,401	$72,194
HCM Defender 100 Index ETF (a)	20,987	775,680
HCM Defender 500 Index ETF	22,319	774,469

		1,622,343
Commodity Fund - 0.35%
Invesco DB Commodity Index Tracking Fund (a) (c)	3,420	91,109

Debt Fund - 28.25%
First Trust Enhanced Short Maturity ETF	8,055	478,306
iShares 0-5 Year TIPS Bond ETF	4,615	468,099
iShares Core U.S. Aggregate Bond ETF (c)	1,840	187,091
iShares TIPS Bond ETF (c)	2,340	266,549
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	10,000	505,500
PGIM Ultra Short Bond ETF (c)	28,500	1,398,495
ProShares Short 20+ Year Treasury (a)	23,794	477,070
SPDR Bloomberg 1-3 Month T-Bill ETF	20,455	1,871,428
Vanguard Long-Term Bond ETF (c)	700	55,804
Vanguard Short-Term Bond ETF (c)	1,350	103,667
Vanguard Short-Term Corporate Bond ETF (c)	5,500	419,430
Vanguard Total Bond Market ETF (c)	5,890	443,281
Vanguard Total International Bond ETF (c)	3,740	185,280
WisdomTree Floating Rate Treasury Fund	9,297	467,918

		7,327,918
Equity Fund - 16.33%
Direxion Daily S&P 500 Bear 1x Shares (a)	9,431	160,704
First Trust Chindia ETF	1,787	72,659
First Trust Multi-Manager Large Growth ETF (a)	4,453	75,434
First Trust Value Line Dividend Index Fund	2,032	78,862
Invesco S&P 500 Equal Weight Consumer Staples ETF	434	71,909
ProShares Ultra Dow30	790	44,722
ProShares Ultra QQQ (a)	10,660	441,431
ProShares Ultra S&P500	6,090	273,441
Renaissance IPO ETF (a)	2,501	75,305
SPDR S&P Biotech ETF (a)	966	71,745
Vanguard FTSE All-World ex-US ETF (c)	5,230	261,291
Vanguard FTSE Developed Markets ETF (c)	6,550	267,240
Vanguard FTSE Emerging Markets ETF Z (c)	3,170	132,031
Vanguard Growth ETF (c)	610	135,963
Vanguard Large-Cap ETF (c)	780	134,433
Vanguard Mega Cap Growth ETF	3,564	647,543
Vanguard Mid-Cap ETF (c)	990	195,000
Vanguard Real Estate ETF (c)	590	53,755
Vanguard Russell 2000 ETF (c)	920	62,900
Vanguard Total Stock Market ETF (c)	4,440	837,473
Vanguard Value ETF (c)	1,080	142,430

		4,236,271

TOTAL EXCHANGE-TRADED FUND (Cost $14,099,359)		13,277,641

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

OPTIONS PURCHASED - 0.83%

CALL OPTIONS PURCHASED - 0.67%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value
SPDR S&P 500 ETF Trust	20	$730,000	$365	3/18/2023	$79,520
SPDR S&P 500 ETF Trust	30	1,185,000	395	6/17/2023	86,100
SPDR S&P 500 ETF Trust	10	425,000	425	9/17/2022	1,780
SPDR S&P 500 ETF Trust	10	425,000	425	12/17/2022	6,330

TOTAL CALL OPTIONS PURCHASED (Cost $237,715)					173,730

PUT OPTIONS PURCHASED - 0.16%
SPDR S&P 500 ETF Trust	10	415,000	415	9/16/2022	41,460

TOTAL PUT OPTIONS PURCHASED (Cost $17,020)					41,460

TOTAL OPTIONS PURCHASED (Cost $254,735)					215,190

SHORT-TERM INVESTMENTS - 45.75%
Fidelity Government Portfolio - Institutional Class, 1.21% (b)				1,900,025	1,900,025
First American Treasury Obligations Fund - Institutional Class, 1.31% (b)				9,965,715	9,965,715

SHORT-TERM INVESTMENTS (Cost $11,865,740)					11,865,740

INVESTMENTS AT VALUE (Cost $27,763,324) - 103.71%					$26,898,938

TOTAL OPTIONS WRITTEN, AT VALUE (Premiums - $239,181) - (0.81%) (e)					(210,560)

LIABILITES IN EXCESS OF OTHER ASSETS, NET - (2.90%)					(751,518)

NET ASSETS - 100.00%					$25,936,860

(a) Non-income producing security.
(b) Rate shown represents the 7-day effective yield at June 30, 2022, is subject to change and resets daily.
(c) All or a portion of the security is segregated as collateral for options written and securities sold short.
(e) Please refer to the Schedule of Options Written for details of options written.

[1] Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

The following abbreviations are used in this portfolio:
ETF - Exchange-Traded Fund
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

OPTIONS WRITTEN - (0.81)%

CALL OPTIONS WRITTEN - (0.13)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value
SPDR S&P 500 ETF Trust	30	$1,425,000	$475	6/17/2023	$12,900
SPDR S&P 500 ETF Trust	10	502,000	502	9/17/2022	50
SPDR S&P 500 ETF Trust	10	490,000	490	12/17/2022	500
SPDR S&P 500 ETF Trust	20	860,000	430	3/18/2023	19,790

					33,240

PUT OPTIONS WRITTEN - (0.68)%
SPDR S&P 500 ETF Trust	20	660,000	330	3/18/2023	32,000
SPDR S&P 500 ETF Trust	30	1,035,000	345	6/17/2023	69,720
SPDR S&P 500 ETF Trust	10	425,000	425	9/17/2022	50,900
SPDR S&P 500 ETF Trust	10	375,000	375	12/17/2022	24,700

					177,320

TOTAL OPTIONS WRITTEN (Cost -$239,181) - (0.81%)					$210,560

[1] Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

The following abbreviations are used in this portfolio:
ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

COMMON STOCK - 8.45%	Shares	Value

Banks - 0.31%
Bank of New York Mellon Corp.	3,205	$133,681

Biotechnology - 0.32%
Amgen, Inc.	565	137,465

Computers - 0.76%
Accenture PLC - Class A - Ireland	160	44,424
Apple, Inc.	2,090	285,745
		330,169
Cosmetics/Personal Care - 0.40%
Procter & Gamble Co.	1,224	175,999

Distribution/Wholesale - 0.35%
Fastenal Co.	3,010	150,259

Diversified Financial Services - 0.11%
Nasdaq, Inc.	310	47,287

Electronics - 0.31%
Garmin Ltd. - Cayman Islands	1,373	134,897

Healthcare-Products - 0.11%
Thermo Fisher Scientific, Inc.	90	48,895

Healthcare-Services - 0.51%
UnitedHealth Group, Inc.	435	223,429

Insurance - 0.95%
Aflac, Inc.	3,443	190,501
Arthur J Gallagher & Co	300	48,912
Berkshire Hathaway, Inc. - Class B (a)	631	172,276
		411,689
Internet - 1.17%
Alphabet, Inc. - Class A (a)	101	220,105
Amazon.com, Inc. (a)	1,746	185,443
Meta Platforms, Inc. - Class A (a)	629	101,426
		506,974
Lodging - 0.10%
Marriott International, Inc.	310	42,163

Oil & Gas - 0.38%
Exxon Mobil Corp.	1,911	163,658

Packaging&Containers - 0.27%
Amcor PLC	9,499	118,073

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

COMMON STOCK - 8.45%	Shares	Value

Pharmaceuticals - 0.50%
Becton Dickinson and Co.	491	$121,046
Eli Lilly & Co.	140	45,392
Zoetis, Inc.	280	48,129
		214,567
REITS - 0.32%
Extra Space Storage, Inc.	816	138,818

Retail - 0.20%
Costco Wholesale Corp.	80	38,342
Home Depot, Inc.	170	46,626
		84,968
Semiconductors - 0.27%
Advanced Micro Devices, Inc. (a)	1,107	$84,652
NVIDIA Corp.	220	33,350
		118,002
Software - 0.79%
Adobe, Inc. (a)	110	40,267
Microsoft Corp.	1,181	303,316
		343,583
Transportation - 0.31%
Union Pacific Corp.	632	134,793

TOTAL COMMON STOCK (Cost $3,537,578)		3,659,369

EXCHANGE-TRADED FUNDS - 68.90%

Alternative Fund - 0.14%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (c)	1,211	58,903

Asset Allocation Fund - 8.24%
First Trust Managed Futures Strategy Fund	918	47,305
HCM Defender 100 Index ETF (a)	49,239	1,819,873
HCM Defender 500 Index ETF	49,025	1,701,167
		3,568,345
Commodity Fund - 0.38%
Invesco DB Commodity Index Tracking Fund (a) (c)	6,110	162,770

Debt Fund - 38.34%
First Trust Enhanced Short Maturity ETF	5,279	313,467
iShares 0-5 Year TIPS Bond ETF	3,024	306,724
iShares Core U.S. Aggregate Bond ETF	3,450	350,796
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF (c)	47,261	2,389,043
PGIM Ultra Short Bond ETF (c)	72,000	3,533,040
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	31,149	3,087,177
ProShares Short 20+ Year Treasury (a)	15,594	312,660
SPDR Bloomberg 1-3 Month T-Bill ETF	40,859	3,738,190
Vanguard Short-Term Corporate Bond ETF (c)	27,900	2,127,654
Vanguard Total Bond Market ETF (c)	1,850	139,231
WisdomTree Floating Rate Treasury Fund	6,093	306,661
		16,604,643

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

EXCHANGE-TRADED FUNDS - 68.90%	Shares	Value

Equity Fund - 21.81%
Consumer Discretionary Select Sector SPDR Fund	660	$90,737
Consumer Staples Select Sector SPDR Fund	600	43,308
Direxion Daily S&P 500 Bear 1x Shares (a)	6,181	105,324
Energy Select Sector SPDR Fund	2,060	147,311
Financial Select Sector SPDR Fund	2,670	83,972
First Trust Chindia ETF	1,171	47,613
First Trust Multi-Manager Large Growth ETF (a)	2,918	49,431
First Trust Value Line Dividend Index Fund	1,332	51,695
Health Care Select Sector SPDR Fund	1,000	128,240
Industrial Select Sector SPDR Fund	880	76,859
Invesco S&P 500 Equal Weight Consumer Staples ETF	284	47,056
ProShares Ultra Dow30	2,220	125,674
ProShares Ultra QQQ (a)	30,825	1,276,463
ProShares Ultra S&P500	13,170	591,333
Renaissance IPO ETF (a)	1,639	49,350
SPDR S&P 500 ETF Trust (d)	2,000	754,500
SPDR S&P Biotech ETF (a)	1,173	87,119
Technology Select Sector SPDR Fund	2,330	296,190
Vanguard FTSE All-World ex-US ETF (c)	15,880	793,365
Vanguard FTSE Developed Markets ETF	4,130	168,504
Vanguard FTSE Emerging Markets ETF (c)	9,980	415,667
Vanguard Growth ETF (c)	1,800	401,202
Vanguard Large-Cap ETF (c)	2,650	456,728
Vanguard Mid-Cap ETF (c)	3,260	642,122
Vanguard Russell 2000 ETF (c)	4,464	305,204
Vanguard Total Stock Market ETF (c)	9,240	1,742,849
Vanguard Value ETF (c)	3,560	469,493
		9,447,309

TOTAL EXCHANGE-TRADED FUND (Cost $32,362,745)		29,841,970

OPTIONS PURCHASED  -  0.93%

CALL OPTIONS PURCHASED - 0.87%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value
Invesco QQQ Trust Series 1	10	$325,000	$325	12/17/2022	$6,740
SPDR S&P 500 ETF Trust	23	995,900	433	9/17/2022	3,059
SPDR S&P 500 ETF Trust	20	868,000	434	9/17/2022	2,140
SPDR S&P 500 ETF Trust	45	1,975,500	439	9/17/2022	3,825
SPDR S&P 500 ETF Trust	20	940,000	470	9/17/2022	300
SPDR S&P 500 ETF Trust	50	2,200,000	440	12/17/2022	18,000
SPDR S&P 500 ETF Trust	35	1,277,500	365	3/18/2023	139,160
SPDR S&P 500 ETF Trust	35	1,277,500	365	6/17/2023	158,970
SPDR S&P 500 ETF Trust	13	507,000	390	6/17/2023	43,147

TOTAL CALL OPTIONS PURCHASED (Cost $867,055)					375,341

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

PUT OPTIONS PURCHASED - 0.06%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value
SPDR S&P 500 ETF Trust	20	$718,000	$359	9/30/2022	$24,540

TOTAL PUT OPTIONS PURCHASED (Cost $24,569)					24,540

TOTAL OPTIONS PURCHASED (Cost $891,624)					399,881

SHORT-TERM INVESTMENTS - 27.10%	Shares
Fidelity Government Portfolio - Institutional Class, 1.21% (b)	738	738
First American Treasury Obligations Fund - Institutional Class, 1.31% (b)	11,739,147	11,739,147

SHORT-TERM INVESTMENTS (Cost $11,739,885)		11,739,885

INVESTMENTS AT VALUE (Cost $48,531,832) - 105.38%		$45,641,105

TOTAL OPTIONS WRITTEN, AT VALUE (Premiums $713,834) - (2.14)% (e)		(925,143)

LIABILITES IN EXCESS OF OTHER ASSETS, NET - (3.25)%		(1,405,100)

NET ASSETS - 100.00%		$43,310,862

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at June 30, 2022, is subject to change and resets daily.

(c) All or a portion of the security is segregated as collateral for options written and securities sold short.

(d) Subject to call options written by the Fund.

(e) Please refer to the Schedule of Options Written for details of options written.

1 Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

OPTIONS WRITTEN - (2.14)%

CALL OPTIONS WRITTEN - (0.20)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value
Invesco QQQ Trust Series 1	10	$410,000	$410	12/17/2022	$280
SPDR S&P 500 ETF Trust	35	1,540,000	440	3/18/2023	26,705
SPDR S&P 500 ETF Trust	35	1,575,000	450	6/17/2023	30,800
SPDR S&P 500 ETF Trust	13	611,000	470	6/17/2023	6,799
SPDR S&P 500 ETF Trust	20	796,000	398	9/30/2022	19,140
SPDR S&P 500 ETF Trust	23	1,173,000	510	9/17/2022	92
SPDR S&P 500 ETF Trust	35	1,802,500	515	9/17/2022	105
SPDR S&P 500 ETF Trust	20	1,080,000	540	9/17/2022	30
SPDR S&P 500 ETF Trust	50	2,675,000	535	12/17/2022	650

TOTAL CALL OPTIONS WRITTEN (Premiums $118,242)					84,601

PUT OPTIONS WRITTEN - (1.94)%
Invesco QQQ Trust Series 1	10	295,000	295	12/17/2022	30,570
SPDR S&P 500 ETF Trust	35	1,172,500	335	3/18/2023	54,740
SPDR S&P 500 ETF Trust	35	1,155,000	330	6/17/2023	63,000
SPDR S&P 500 ETF Trust	13	455,000	350	6/17/2023	31,200
SPDR S&P 500 ETF Trust	20	604,000	302	9/30/2022	5,860
SPDR S&P 500 ETF Trust	58	2,349,000	405	9/17/2022	199,984
SPDR S&P 500 ETF Trust	45	1,917,000	426	9/17/2022	229,388
SPDR S&P 500 ETF Trust	5	217,500	435	9/17/2022	28,900
SPDR S&P 500 ETF Trust	50	2,025,000	405	12/17/2022	196,900

TOTAL PUT OPTIONS WRITTEN (Premiums $595,592)					840,542

TOTAL OPTIONS WRITTEN (Premiums $713,834)					$925,143

1 Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

EXCHANGE-TRADED FUND - 45.39%	Shares	Value

Alternative Fund - 6.89%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (c)	52,070	$2,532,685

Debt Fund - 11.91%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	36,736	3,640,905
SPDR Bloomberg 1-3 Month T-Bill ETF	8,069	738,233
		4,379,138
Equity Fund - 26.60%
Energy Select Sector SPDR Fund	6,650	475,541
Invesco QQQ Trust Series 1	6,171	1,729,608
iShares US Technology ETF	14,917	1,192,614
ProShares Ultra Dow30	2,105	119,164
ProShares Ultra QQQ (a)	22,455	929,862
ProShares Ultra S&P500 (c)	86,725	3,893,952
ProShares Ultra Technology (a)	20,023	572,458
Vanguard Total Stock Market ETF (c)	4,600	867,652
		9,780,851

TOTAL EXCHANGE-TRADED FUND (Cost $18,777,942)		16,692,674

SHORT-TERM INVESTMENTS - 63.46%
First American Treasury Obligations Fund - Institutional Class, 1.31% (b)	23,337,632	23,337,632

SHORT-TERM INVESTMENTS (Cost $23,337,632)		23,337,632

INVESTMENTS AT VALUE (Cost $42,115,574) - 108.85%		$40,030,306

LIABILITES IN EXCESS OF OTHER ASSETS, NET - (8.85%)		(3,254,657)

NET ASSETS - 100.00%		$36,775,649

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at June 30, 2022, is subject to change and resets daily.

(c) All or a portion of the security is segregated as collateral for options written and securities sold short.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

COMMON STOCK - 2.98%	Shares	Value

Computers - 0.42%
Accenture PLC - Class A - Ireland	410	$113,836
Apple, Inc.	810	110,743
		224,579
Diversified Financial Services - 0.23%
Nasdaq, Inc.	800	122,032

Healthcare-Products - 0.24%
Thermo Fisher Scientific, Inc.	240	130,387

Healthcare-Services - 0.21%
UnitedHealth Group, Inc.	220	112,999

Insurance - 0.23%
Arthur J Gallagher & Co.	790	128,802

Lodging - 0.20%
Marriott International, Inc.	790	107,448

Pharmaceuticals - 0.45%
Eli Lilly & Co.	370	119,965
Zoetis, Inc. - Class A	700	120,323
		240,288
Retail - 0.43%
Costco Wholesale Corp.	220	105,442
Home Depot, Inc.	450	123,421
		228,863
Semiconductors - 0.16%
NVIDIA Corp.	560	84,890

Software - 0.41%
Adobe, Inc. (a)	280	102,497
Microsoft Corp.	460	118,142
		220,639

TOTAL COMMON STOCK (Cost $1,815,161)		1,600,927

EXCHANGE-TRADED FUND - 56.86%

Alternative Fund - 4.02%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	44,395	$2,159,373

Debt Fund - 4.52%
iShares Short Treasury Bond ETF	15,200	1,673,520
Vanguard Long-Term Bond ETF	600	47,832
Vanguard Short-Term Bond ETF	1,200	92,148
Vanguard Total Bond Market ETF	6,510	489,943
Vanguard Total International Bond ETF	2,465	122,116
		2,425,559

TFA ALPHAGEN GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

EXCHANGE-TRADED FUND - 56.86%	Shares	Value

Equity Fund - 48.32%
Consumer Discretionary Select Sector SPDR Fund (a)	1,880	$258,462
Consumer Staples Select Sector SPDR Fund	1,560	112,601
Energy Select Sector SPDR Fund	6,205	443,720
Financial Select Sector SPDR Fund	7,565	237,919
FT Cboe Vest Fund of Buffer ETFs (a)	100,175	2,149,755
Health Care Select Sector SPDR Fund	5,590	716,862
Industrial Select Sector SPDR Fund	2,175	189,964
iShares MSCI Australia ETF	17,370	368,591
iShares MSCI Mexico ETF	17,510	815,791
ProShares Ultra Dow30	5,875	332,584
ProShares Ultra QQQ (a)	64,200	2,658,522
ProShares Ultra S&P500	89,350	4,011,815
SPDR S&P 500 ETF Trust	6,200	2,338,950
SPDR S&P Biotech ETF	1,800	133,686
Technology Select Sector SPDR Fund	5,940	755,093
Utilities Select Sector SPDR Fund	11,630	815,612
Vanguard FTSE All-World ex-US ETF	32,005	1,598,970
Vanguard FTSE Emerging Markets ETF	20,500	853,825
Vanguard Growth ETF	3,260	726,621
Vanguard High Dividend Yield ETF	7,880	801,396
Vanguard Large-Cap ETF	4,750	818,663
Vanguard Mid-Cap ETF	5,970	1,175,911
Vanguard Real Estate ETF	900	81,999
Vanguard Russell 2000 ETF	7,900	540,123
Vanguard Total Stock Market ETF	11,570	2,182,333
Vanguard Value ETF	6,195	816,997
		25,936,765

TOTAL EXCHANGE-TRADED FUND (Cost $34,396,976)		30,521,697

SHORT-TERM INVESTMENTS - 49.32%
Fidelity Government Portfolio - Institutional Class, 1.21% (b)	1,767	1,767
First American Treasury Obligations Fund - Institutional Class, 1.31% (b)	26,471,264	26,471,264

SHORT-TERM INVESTMENTS (Cost $26,473,031)		26,473,031

INVESTMENTS AT VALUE (Cost $62,685,168) - 109.16%		$58,595,655

LIABILITES IN EXCESS OF OTHER ASSETS, NET - (9.16)%		(4,919,033)

NET ASSETS - 100.00%		$53,676,622

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at June 30, 2022, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)	SEMI-ANNUAL REPORT

	TFA Tactical Income Fund		Tactical Moderate Allocation Fund		Tactical Growth Allocation Fund
Assets:
Investment securities:
Unaffiliated Securities at Cost	$29,637,902		$27,763,324		$48,531,832
Total Securities at Cost	29,637,902		27,763,324		48,531,832
Unaffiliated Securities at Value	29,247,950		26,898,938		45,641,105
For options written - StoneX Group, Inc.	2,085		74,148		42,757
Receivables:
Interest	10,603		8,184		6,404
Dividends	—		652		4,460
Investment securities sold	844,862		328,866		405,214
Fund shares sold	148		83		4,476
Prepaid expenses and other assets	23,256		17,874		18,211
Total assets	30,128,904		27,328,745		46,122,627

Liabilities:
Options written:
Premiums received from options written	—		239,181		713,834
Total proceeds and premiums from options written	—		239,181		713,834
Options written at value	—		210,560		925,143
Total options written at value	—		210,560		925,143
Payables:
Investment securities purchased	1,531,203		1,111,313		1,657,536
Fund shares redeemed	36,585		50,502		125,861
Due to adviser	8,980		6,950		84,724
Accrued distribution (12b-1) fees	31		42		33
Due to administrator	4,526		4,564		6,746
Accrued expenses	5,246		7,954		11,722
Total liabilities	1,586,571		1,391,885		2,811,765
Net Assets	$28,542,333		$25,936,860		$43,310,862

Sources of Net Assets:
Paid-in capital	$31,392,846		$33,006,720		$51,418,337
Total accumulated deficit	(2,850,513)		(7,069,860)		(8,107,475)
Total Net Assets	$28,542,333		$25,936,860		$43,310,862

Class A Shares:
Net assets	$3,908		$920		$999
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	451		117		118
Net Asset Value, Offering and Redemption Price Per Share	$8.66	(a)	$7.85	(a)	$8.47

Institutional Class Shares:
Net assets	$28,538,425		$25,935,940		$43,309,863
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	3,261,026		3,254,411		5,022,964
Net Asset Value, Offering and Redemption Price Per Share	$8.75		$7.97		$8.62

(a)	NAV does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)	SEMI-ANNUAL REPORT

	TFA Quantitative Fund	TFA AlphaGen Growth Fund
Assets:
Investment securities:
Unaffiliated Securities at Cost	$42,115,574	$62,685,168
Total Securities at Cost	42,115,574	62,685,168
Unaffiliated Securities at Value	40,030,306	58,595,655
Receivables:
Interest	9,431	12,295
Dividends	—	11,597
Fund shares sold	4,527	4,491
Prepaid expenses and other assets	25,221	4,570
Total assets	40,069,485	58,628,608

Liabilities:
Payables:
Investment securities purchased	3,159,846	4,777,963
Fund shares redeemed	85,721	105,993
Due to adviser	34,041	48,280
Due to administrator	5,545	6,890
Accrued expenses	8,683	12,860
Total liabilities	3,293,836	4,951,986
Net Assets	$36,775,649	$53,676,622

Sources of Net Assets:
Paid-in capital	$43,430,975	$64,293,479
Total accumulated deficit	(6,655,326)	(10,616,857)
Total Net Assets	$36,775,649	$53,676,622

Class I Shares:
Net assets	$36,775,649	$53,676,622
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	4,552,547	6,592,136
Net Asset Value, Offering and Redemption Price Per Share	$8.08	$8.14

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENTS OF OPERATIONS

June 30, 2022 (Unaudited)	SEMI-ANNUAL REPORT

	TFA Tactical Income Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund

	For the Six Month Period Ended June 30, 2022	For the Six Month Period Ended June 30, 2022	For the Six Month Period Ended June 30, 2022
	(Unaudited)	(Unaudited)	(Unaudited)

Investment income:
Dividends	$163,864	$68,813	$209,276
Interest	19,996	14,403	11,043
Total investment income	183,860	83,216	220,319

Expenses:
Management fees (Note 7)	167,915	196,894	333,566
Distribution (12b-1) fees - Class A (Note 7) (b)	21	1	2
Accounting and transfer agent fees and expenses	41,804	42,317	49,702
Legal fees	16,550	16,222	15,550
Custodian fees	15,083	15,497	18,954
Registration and filing fees	11,803	12,011	11,995
Miscellaneous	9,708	8,736	4,163
Reports to shareholders	8,886	14,886	17,081
Audit fees	6,941	6,942	6,942
Non-12b-1 shareholder servicing expense	6,330	7,140	22,250
Compliance officer fees	4,633	5,133	4,133
Pricing fees	896	2,464	3,808
Insurance	547	375	632
Interest expense	75	7	1
Total expenses	291,192	328,625	488,779
Less:
Fees waived by Adviser (Note 7)	(41,345)	(39,581)	—
Net expenses	249,847	289,044	488,779

Net investment loss	(65,987)	(205,828)	(268,460)

Realized and unrealized loss:
Net realized gain (loss) on:
Unaffiliated Investments	(1,931,910)	(6,001,379)	(4,846,917)
Options written	(112,064)	(50,278)	77,766

Net realized loss on investments and options written	(2,043,974)	(6,051,657)	(4,769,151)

Net change in unrealized depreciation on:
Unaffiliated Investments	(319,551)	(1,724,836)	(7,469,453)
Options written	(85,768)	(6,952)	(493,004)

Net change in unrealized depreciation on investments and options written	(405,319)	(1,731,788)	(7,962,457)

Net loss on investments and options written	(2,449,293)	(7,783,445)	(12,731,608)

Net increase in net assets resulting from operations	$(2,515,280)	$(7,989,273)	$(13,000,068)

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENTS OF OPERATIONS

June 30, 2022 (Unaudited)	SEMI-ANNUAL REPORT

	TFA Quantitative Fund	TFA AlphaGen Growth Fund

	For the Six Month Period Ended June 30, 2022	For the Six Month Period Ended June 30, 2022
	(Unaudited)	(Unaudited)

Investment income:
Dividends	$58,515	$259,874
Interest	14,912	17,369
Total investment income	73,427	277,243

Expenses:
Management fees (Note 4)	221,806	340,241
Accounting and transfer agent fees and expenses	44,617	50,434
Legal fees	16,050	15,755
Reports to shareholders	13,561	12,462
Registration and filing fees	10,511	16,364
Custodian fees	9,335	5,960
Audit fees	7,191	6,661
Non-12b-1 shareholder servicing expense	5,954	25,551
Compliance officer fees	5,566	665
Miscellaneous	2,121	12,402
Pricing fees	560	1,456
Insurance	—	125
Total expenses	337,272	488,076
Less:
Fees waived by Adviser (Note 4)	(11,083)	—
Net expenses	326,189	488,076

Net investment loss	(252,762)	(210,833)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated Investments	(5,739,101)	(6,119,383)
Affiliated Investments	276,716	—

Net realized loss on investments	(5,462,385)	(6,119,383)

Net change in unrealized depreciation on:
Unaffiliated Investments	(2,328,535)	(5,315,202)
Affiliated Investments	(662,223)	—

Net change in unrealized depreciation on investments	(2,990,758)	(5,315,202)

Net loss on investments	(8,453,143)	(11,434,585)

Net decrease in net assets resulting from operations	$(8,705,905)	$(11,645,418)

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	TFA Tactical Income Fund

	For the	For the
	Six Month Period Ended	Year Ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(65,987)	$(52,872)
Net realized gain (loss) from investments and options written	(2,043,974)	4,081,572
Net change in unrealized depreciation on investments and options written	(405,319)	(2,417,348)
Net increase (decrease) in net assets resulting from operations	(2,515,280)	1,611,352

Distributions to shareholders from:
Total distributable earnings - Class A	—	(3,861)
Total distributable earnings - Class I	—	(4,093,653)
Total distributions	—	(4,097,514)

From shares of beneficial interest:
Proceeds from shares sold:	9,155,657	23,982,001
Net asset value of shares issued in reinvestment of distributions:	—	4,097,514
Payments for shares redeemed:	(4,942,919)	(30,311,058)
Increase (decrease) in net assets from transactions in shares of beneficial interest	4,212,738	(2,231,543)

Increase (decrease) in net assets	1,697,458	(4,717,705)

Net Assets:
Beginning of year/period	26,844,875	31,562,580

End of year/period	$28,542,333	$26,844,875

Capital share activity:
Shares Sold	1,021,011	2,188,171
Shares Reinvested	—	420,518
Shares Redeemed	(548,740)	(2,800,531)
Net increase (decrease) in shares of beneficial interest outstanding	472,271	(191,842)

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	Tactical Moderate Allocation Fund

	For the	For the
	Six Month Period Ended	Year Ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(205,828)	$(144,936)
Net realized gain (loss) from investments and options written	(6,051,657)	6,184,995
Net change in unrealized depreciation on investments and options written	(1,731,788)	(1,884,899)
Net decrease in net assets resulting from operations	(7,989,273)	4,155,160

Distributions to shareholders from:
Total distributable earnings - Class A	—	(163)
Total distributable earnings - Class I	—	(5,128,135)
Total distributions	—	(5,128,298)

From shares of beneficial interest:
Proceeds from shares sold:	5,265,242	22,517,202
Net asset value of shares issued in reinvestment of distributions:	—	5,128,212
Payments for shares redeemed:	(6,335,330)	(29,848,341)

Decrease in net assets from transactions in shares of beneficial interest	(1,070,088)	(2,202,927)

Decrease in net assets	(9,059,361)	(3,176,065)

Net Assets:
Beginning of year/period	34,996,221	38,172,286

End of year/period	$25,936,860	$34,996,221

Capital share activity:
Shares Sold	573,980	1,996,712
Shares Reinvested	—	497,756
Shares Redeemed	(725,773)	(2,677,991)
Net decrease in shares of beneficial interest outstanding	(151,793)	(183,523)

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	Tactical Growth Allocation Fund

	For the	For the
	Six Month Period Ended	Year Ended
	June 30, 2022	September 30, 2020
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(268,460)	$(480,657)
Net realized gain (loss) from investments and options written	(4,769,151)	8,491,743
Net change in unrealized appreciation (depreciation) on investments and options written	(7,962,457)	856,852
Net increase (decrease) in net assets resulting from operations	(13,000,068)	8,867,938

Distributions to shareholders from:
Total distributable earnings - Class A	—	(143)
Total distributable earnings - Class I	—	(6,843,809)
Total distributions	—	(6,843,952)

From shares of beneficial interest:
Proceeds from shares sold:	8,674,032	37,817,728
Net asset value of shares issued in reinvestment of distributions:	—	6,843,952
Payments for shares redeemed:	(11,497,805)	(37,926,900)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(2,823,773)	6,734,780

Increase (decrease) in net assets	(15,823,841)	8,758,766

Net Assets:
Beginning of year/period	59,134,703	50,375,937

End of year/period	$43,310,862	$59,134,703

Capital share activity:
Shares Sold	881,290	3,252,404
Shares Reinvested	—	618,802
Shares Redeemed	(1,208,675)	(3,233,814)
Net increase (decrease) in shares of beneficial interest outstanding	(327,385)	637,392

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	TFA Quantitative Fund

	For the	For the
	Six Month Period Ended	Year Ended
	June 30, 2022	December 31, 2021
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(252,762)	$(290,901)
Net realized gain (loss) from investments	(5,462,385)	5,392,865
Net change in unrealized depreciation on investments	(2,990,758)	(351,097)
Net increase (decrease) in net assets resulting from operations	(8,705,905)	4,750,867

Distributions to shareholders from:
Total distributable earnings - Class I	—	(6,986,183)
Total distributions	—	(6,986,183)

From shares of beneficial interest:
Proceeds from shares sold:	17,909,797	30,136,595
Net asset value of shares issued in reinvestment of distributions:	—	6,986,183
Payments for shares redeemed:	(7,380,843)	(41,349,098)
Increase (decrease) in net assets from transactions in shares of beneficial interest	10,528,954	(4,226,320)

Increase (decrease) in net assets	1,823,049	(6,461,636)

Net Assets:
Beginning of year/period	34,952,600	41,414,236

End of year/period	$36,775,649	$34,952,600

Capital share activity:
Shares Sold	2,006,495	2,543,427
Shares Reinvested	—	671,748
Shares Redeemed	(814,711)	(3,521,493)
Net increase (decrease) in shares of beneficial interest outstanding	1,191,784	(306,318)

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	TFA AlphaGen Growth Fund

	For the	For the
	Six Month Period Ended	Period Ended
	June 30, 2022	December 31, 2021 *
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(210,833)	$(10,596)
Net realized loss from investments	(6,119,383)	(3,775)
Net change in unrealized appreciation (depreciation) on investments	(5,315,202)	1,225,689
Net increase (decrease) in net assets resulting from operations	(11,645,418)	1,211,318

Distributions to shareholders from:
Total distributable earnings - Class I	—	(182,757)
Total distributions	—	(182,757)

From shares of beneficial interest:
Proceeds from shares sold:	15,041,987	76,832,124
Net asset value of shares issued in reinvestment of distributions:	—	182,757
Payments for shares redeemed:	(11,166,561)	(16,596,828)

Increase in net assets from transactions in shares of beneficial interest	3,875,426	60,418,053

Increase (decrease) in net assets	(7,769,992)	61,446,614

Net Assets:
Beginning of year/period	61,446,614	—

End of year/period	$53,676,622	$61,446,614

Capital share activity:
Shares Sold	1,780,175	7,687,076
Shares Reinvested	—	18,006
Shares Redeemed	(1,244,450)	(1,648,671)
Net increase in shares of beneficial interest outstanding	535,725	6,056,411

* For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years or period indicated.

	TFA Tactical Income Fund

	Class A
	For the Six Month Period Ended June 30, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Period Ended December 31, 2019 (c)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.53		$10.53		$10.36		$10.00

Investment Operations:
Net investment income (loss) * (g)	(0.03)		(0.04)		(0.06)		0.05
Net realized and unrealized gain (loss) on investments, options written, securities sold short and swaps	(0.84)		0.60		0.34		0.37
Total from investment operations	(0.87)		0.56		0.28		0.42

Distributions:
From net investment income	—		—		(0.01)		(0.02)
From net realized capital gains	—		(1.56)		(0.10)		(0.04)
Total distributions	—		(1.56)		(0.11)		(0.06)

Paid in capital from redemption fees	—		—		—		—

Net Asset Value, End of Year/Period	$8.66		$9.53		$10.53		$10.36

Total Return **	(9.13	)%(b)	5.47%		2.71%		4.21	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$4		$27		$27		$30

Ratios of expenses to average net assets (h):
Before fees waived and expenses reimbursed (e)	2.49	%(a)	2.46	%(d)	2.56	%(d)	2.30	%(a)(d)
After fees waived and expenses reimbursed (f)	2.17	%(a)	2.17	%(d)	2.14	%(d)	2.00	%(a)(d)

Ratios of net investment income (loss) to average net assets (g)
Before fees waived and expenses reimbursed	(1.08	)%(a)	(0.69)%		(1.02)%		0.58	%(a)
After fees waived and expenses reimbursed	(0.76	)%(a)	(0.39)%		(0.61)%		0.89	%(a)

Portfolio turnover rate	252.25	%(b)	568.18%		1316.84%		674.08	%(b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005 per share.
(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses include 0.09%, 0.15% and 0.01% of administrative fees which were voluntarily waived by the predecessor administrator for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(e)	Expenses before waivers (excluding interest expense of 0.00%, 0.00%, 0.01% and 0.00%) was 2.46%, 2.55% and 2.30% for the six month period ended June 30, 2022 and years/period ended 2021, 2020 and 2019, respectively.

(f)	Expenses after waivers (excluding interest expense of 0.00%, 0.00%, 0.01% and 0.00%) was 2.17%, 2.13% and 2.00% for the six month period ended June 30, 2022 and years/period ended 2021, 2020 and 2019, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years or period indicated.

	TFA Tactical Income Fund

	Class I
	For the Six Month Period Ended June 30, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Period Ended December 31, 2019 (c)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$9.62		$10.59		$10.39		$10.00

Investment Operations:
Net investment income (loss) * (g)	(0.02)		(0.02)		(0.04)		0.03
Net realized and unrealized gain (loss) on investments, options written, securities sold short and swaps	(0.85)		0.61		0.35		0.42
Total from investment operations	(0.87)		0.59		0.31		0.45

Distributions:
From net investment income	—		—		(0.01)		(0.02)
From net realized capital gains	—		(1.56)		(0.10)		(0.04)
Total distributions	—		(1.56)		(0.11)		(0.06)

Paid in capital from redemption fees	—		—		—		—

Net Asset Value, End of Year/Period	$8.75		$9.62		$10.59		$10.39

Total Return **	(9.04	)%(b)	5.71	%(i)	2.99%		4.55	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$28,538		$26,818		$31,535		$42,675

Ratios of expenses to average net assets (h):
Before fees waived and expenses reimbursed (e)	2.24	%(a)	2.21	%(d)	2.30	%(d)	1.86	%(a)(d)
After fees waived and expenses reimbursed (f)	1.92	%(a)	1.92	%(d)	1.89	%(d)	1.75	%(a)(d)

Ratios of net investment income (loss) to average net assets (g)
Before fees waived and expenses reimbursed	(0.83	)%(a)	(0.47)%		(0.77)%		0.48	%(a)
After fees waived and expenses reimbursed	(0.51	)%(a)	(0.18)%		(0.36)%		0.59	%(a)

Portfolio turnover rate	252.25	%(b)	568.18%		1316.84%		674.08	%(b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005 per share.
(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses include 0.09%, 0.15% and 0.09% of administrative fees which were voluntarily waived by the predecessor administrator for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(e)	Expenses before waivers (excluding interest expense of 0.00%, 0.00%, 0.01% and 0.00%) was 2.21%, 2.29% and 1.86% for the six month period ended June 30, 2022 and years/period ended 2021, 2020 and 2019, respectively.

(f)	Expenses after waivers (excluding interest expense of 0.00%, 0.00%, 0.01% and 0.00%) was 1.92%, 1.88% and 1.75% for the six month period ended June 30, 2022 and years/period ended 2021, 2020 and 2019, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years or period indicated.

	Tactical Moderate Allocation Fund

	Class A
	For the Six Month Period Ended June 30, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Period Ended December 31, 2019 (c)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.15		$10.57		$10.29		$10.00

Investment Operations:
Net investment income (loss) * (g)	(0.07)		(0.10)		(0.10)		0.02
Net realized and unrealized gain (loss) on investments, options written, securities sold short and swaps	(2.23)		1.26	(j)	0.47		0.29
Total from investment operations	(2.30)		1.16		0.37		0.31

Distributions:
From net investment income	—		—		0.00	+	(0.02)
From net realized capital gains	—		(1.58)		(0.09)		—
Total distributions	—		(1.58)		(0.09)		(0.02)

Paid in capital from redemption fees	—		—		—		—

Net Asset Value, End of Year/Period	$7.85		$10.15		$10.57		$10.29

Total Return **	(22.66	)%(b)	11.29	%(i)(j)	3.62%		3.05	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1		$1		$2		$35

Ratios of expenses to average net assets (h):
Before fees waived and expenses reimbursed (d)	2.42	%(a)	2.38	%(f)	2.32	%(f)	4.66	%(a)(f)
After fees waived and expenses reimbursed (e)	2.16	%(a)	2.17	%(f)	2.08	%(f)	2.00	%(a)(f)

Ratios of net investment income (loss) to average net assets (g)
Before fees waived and expenses reimbursed	(1.87	)%(a)	(0.98)%		(1.26)%		(2.31	)%(a)
After fees waived and expenses reimbursed	(1.61	)%(a)	(0.90)%		(1.03)%		0.36	%(a)

Portfolio turnover rate	58.11	%(b)	346.41%		1308.86%		911.79	%(b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005 per share.
(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses before waivers (excluding interest expense of 0.00%, 0.00%, 0.01% and 0.00%) was 2.38%, 2.31% and 4.66% for the six month period ended June 30, 2022 and years/period ended 2021, 2020 and 2019, respectively.

(e)	Expenses after waivers (excluding interest expense of 0.00%, 0.00%, 0.01% and 0.00%) was 2.17%, 2.07% and 2.00% for the six month period ended June 30, 2022 and years/period ended 2021, 2020 and 2019, respectively.

(f)	Expenses include 0.10%, 0.15% and 0.04% of administrative fees which were voluntarily waived by the predecessor administrator for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(j)	In 2021, 0.00% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 11.78%.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years or period indicated.

	Tactical Moderate Allocation Fund

	Class I
	For the Six Month Period Ended June 30, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Period Ended December 31, 2019 (c)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.27		$10.63		$10.30		$10.00

Investment Operations:
Net investment income (loss) * (g)	(0.06)		(0.04	)(i)	(0.04)		0.03
Net realized and unrealized gain (loss) on investments, options written, securities sold short and swaps	(2.24)		1.26		0.46		0.29
Total from investment operations	(2.30)		1.22		0.42		0.32

Distributions:
From net investment income	—		—		0.00	+	(0.02)
From net realized capital gains	—		(1.58)		(0.09)		—
Total distributions	—		(1.58)		(0.09)		(0.02)

Paid in capital from redemption fees	—		—		—		—

Net Asset Value, End of Year/Period	$7.97		$10.27		$10.63		$10.30

Total Return **	(22.40	)%(b)	11.78	%(i)(j)	4.11%		3.25	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$25,936		$34,995		$38,171		$74,054

Ratios of expenses to average net assets (h):
Before fees waived and expenses reimbursed (d)	2.17	%(a)	2.13	%(f)	2.27	%(f)	1.82	%(a)(f)
After fees waived and expenses reimbursed (e)	1.91	%(a)	1.92	%(f)	1.88	%(f)	1.75	%(a)(f)

Ratios of net investment income (loss) to average net assets (g)
Before fees waived and expenses reimbursed	(1.62	)%(a)	(0.61)%		(0.79)%		0.40	%(a)
After fees waived and expenses reimbursed	(1.36	)%(a)	(0.40)%		(0.40)%		0.47	%(a)

Portfolio turnover rate	58.11	%(b)	346.41%		1308.86%		911.79	%(b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005 per share.
(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses before waivers (excluding interest expense of 0.00%, 0.00%, 0.01% and 0.00%) were 2.13%, 2.26% and 1.82% for the six month period ended June 30, 2022 and years/period ended 2021, 2020 and 2019, respectively.

(e)	Expenses after waivers (excluding interest expense of 0.00%, 0.00%, 0.01% and 0.00%) was 1.92%, 1.87% and 1.75% for the six month period June 30, 2022 and years/period ended 2021, 2020 and 2019, respectively.

(f)	Expenses include 0.10%, 0.15% and 0.04% of administrative fees which were voluntarily waived by the predecessor administrator for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	In 2021, 0.00% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 11.78%.

(j)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years or period indicated.

	Tactical Growth Allocation Fund

	Class A
	For the Six Month Period Ended June 30, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Period Ended December 31, 2019 (c)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.87		$10.55		$10.35		$10.00

Investment Operations:
Net investment income (loss) * (g)	(0.07)		(0.13)		(0.11)		0.02
Net realized and unrealized gain (loss) on investments, options written and securities sold short	(2.33)		1.81	(j)	0.80		0.34
Total from investment operations	(2.40)		1.68		0.69		0.36

Distributions:
From net investment income	—		—		(0.00	)+	(0.01)
From net realized capital gains	—		(1.36)		(0.49)		—
Total distributions	—		(1.36)		(0.49)		(0.01)

Net Asset Value, End of Year/Period	$8.47		$10.87		$10.55		$10.35

Total Return **	(22.08	)%(b)	15.91	%(i)(j)	6.73%		3.62	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1		$1		$4		$31

Ratios of expenses to average net assets (h):
Before fees waived and expenses reimbursed (d)	2.16	%(a)	2.20	%(f)	2.29	%(f)	4.55	%(a)(f)
After fees waived and expenses reimbursed (e)	2.16	%(a)	2.16	%(f)	2.08	%(f)	2.00	%(a)(f)

Ratios of net investment income (loss) to average net assets (g)
Before fees waived and expenses reimbursed	(1.30	)%(a)	(1.22)%		(1.30)%		(2.24	)%(a)
After fees waived and expenses reimbursed	(1.30	)%(a)	(1.14)%		(1.09)%		0.31	%(a)

Portfolio turnover rate	59.94	%(b)	381.43%		1548.86%		929.77	%(b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005 per share.
(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses before waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.01% and 0.01%) was 1.95%, 2.17% and 1.86% for the six month period ended June 30, 2022 and years/period ended 2021, 2020 and 2019, respectively.

(e)	Expenses after waivers (excluding interest and dividend expense of 0.00%, 0.01% and 0.01%) was 1.91%, 1.88% and 1.75% for year/period ended 2021, 2020 and 2019, respectively.

(f)	Expenses include 0.09%, 0.15% and 0.03% of administrative fees which were voluntarily waived by the predecessor administrator for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	Includes recapture of 0.05% during the year.

(j)	In 2021, 0.01% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 16.07%.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years or period indicated.

	Tactical Growth Allocation Fund

	Class I
	For the Six Month Period Ended June 30, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020		For the Period Ended December 31, 2019 (c)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$11.05		$10.69		$10.37		$10.00

Investment Operations:
Net investment income (loss) * (g)	(0.05)		(0.09)		(0.05)		0.02
Net realized and unrealized gain (loss) on investments, options written and securities sold short	(2.38)		1.81	(j)	0.86		0.36
Total from investment operations	(2.43)		1.72		0.81		0.38

Distributions:
From net investment income	—		—		(0.00	)+	(0.01)
From net realized capital gains			(1.36)		(0.49)		—
Total distributions	—		(1.36)		(0.49)		(0.01)

Net Asset Value, End of Year/Period	$8.62		$11.05		$10.69		$10.37

Total Return **	-22.40	%(b)	16.08	%(j)	7.87%		3.83	%(b)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$43,310		$59,133		$50,372		$55,952

Ratios of expenses to average net assets (h):
Before fees waived and expenses reimbursed (d)	1.91	%(a)	1.95	%(f)	2.18	%(f)	1.87	%(a)(f)
After fees waived and expenses reimbursed (e)	1.91	%(a)	1.91	%(f)(i)	1.89	%(f)	1.76	%(a)(f)

Ratios of net investment income (loss) to average net assets (g)
Before fees waived and expenses reimbursed	(1.05	)%(a)	(0.86)%		(0.82)%		0.19	%(a)
After fees waived and expenses reimbursed	(1.05	)%(a)	(0.82)%		(0.54)%		0.30	%(a)

Portfolio turnover rate	59.94	%(b)	381.43%		1548.86%		929.77	%(b)

*	Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

+	Amount calculated is less than $0.005 per share.
(a)	Annualized.

(b)	Not Annualized.

(c)	For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d)	Expenses before waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.01% and 0.01%) was 1.95%, 2.17% and 1.86% for the six month period ended June 30, 2022 and years/period ended 2021, 2020 and 2019, respectively.

(e)	Expenses after waivers (excluding interest and dividend expense of 0.00%, 0.00%, 0.01% and 0.01%) was 1.91%, 1.88% and 1.75% for the six month period ended June 30, 2022 and years/period ended 2021, 2020 and 2019, respectively.

(f)	Expenses include 0.09%, 0.15% and 0.03% of administrative fees which were voluntarily waived by the predecessor administrator for the year/period ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	Includes recapture of 0.05% during the year.

(j)	In 2021, 0.01% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding these items, total return would have been 16.07%.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years or period indicated.

	TFA Quantitative Fund

	Class I
	For the Six Month		For the		For the
	Period Ended		Year Ended		Period Ended
	June 30, 2022		December 31, 2021		December 31, 2020 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.40		$11.29		$10.00

Investment Operations:
Net investment loss * (d)	(0.07)		(0.08)		(0.11)
Net realized and unrealized gain (loss) on investments, options written and securities sold short	(2.25)		1.32	(e)	1.92
Total from investment operations	(2.32)		1.24		1.81

Distributions:
From net investment income	—		—		—
From net realized capital gains	—		(2.13)		(0.52)
Total distributions	—		(2.13)		(0.52)

Net Asset Value, End of Year/Period	$8.08		$10.40		$11.29

Total Return **	(22.31	)%(c)	11.02	%(e)	18.13	%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$36,784		$34,953		$41,414

Ratios of expenses to average net assets (f):
Before fees waived and expenses reimbursed	1.98	%(b)	1.96	%(g)	2.06	%(b)(g)
After fees waived and expenses reimbursed	1.91	%(b)	1.87	%(g)(h)	1.91	%(b)(g)

Ratios of net investment loss to average net assets (d)
Before fees waived and expenses reimbursed	(1.55	)%(b)	(0.73)%		(1.83	)%(b)
After fees waived and expenses reimbursed	(1.48	)%(b)	(0.64)%		(1.68	)%(b)

Portfolio turnover rate	151.27	%(c)	1238.51%		963.53	%(c)

*	Per share net investment loss has been determined on the basis of average shares outstanding during the period.

**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a)	For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b)	Annualized.

(c)	Not Annualized.

(d)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income (loss) of the underlying investment companies in which the Fund invests.

(e)	In 2021, 0.35% of the fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 10.66%.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Expenses include 0.10%, and 0.15% of administrative fees which were voluntarily waived by the predecessor administrator during the year/period ended December 31, 2021 and December 31, 2020, respectively.

(h)	Includes recapture of less than 0.005% during the year.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years or period indicated.

	TFA AlphaGen Growth Fund

	Class I
	For the Six Month Period Ended June 30, 2022		For the Period Ended December 31, 2021 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.15		$10.00

Investment Operations:
Net investment loss * (d)	(0.04)		(0.00	)+
Net realized and unrealized gain (loss) on investments, options written and securities sold short	(1.97)		0.18
Total from investment operations	(2.01)		0.18

Distributions:
From net investment income	—		—
From net realized capital gains	—		(0.03)
Total distributions	—		(0.03)

Net Asset Value, End of Period	$8.14		$10.15

Total Return **	(19.80	)%(c)	1.80	%(c) (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$53,677		$61,447

Ratios of expenses to average net assets (e):
Before fees waived and expenses reimbursed	1.87	%(b)	1.69	%(b)
After fees waived and expenses reimbursed	1.87	%(b)	1.69	%(b)

Ratios of net investment loss to average net assets (d)
Before fees waived and expenses reimbursed	(0.81	)%(b)	(0.05	)%(b)
After fees waived and expenses reimbursed	(0.81	)%(b)	(0.05	)%(b)

Portfolio turnover rate	131.03	%(c)	304.56	%(c)

*	Per share net investment loss has been determined on the basis of average shares outstanding during the period.
**	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
+	Amount calculated is less than $0.005 per share.
(a)	For the period August 23, 2021 (commencement of investment operations) through December 31, 2021.
(b)	Annualized.
(c)	Not Annualized.
(d)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment loss of the underlying investment companies in which the Fund invests.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	In 2021, 0.10% of the fund total return consists of a voluntary reimbursement by the adviser for a realized investment loss due to an investment not meeting the fund’s investment restrictions. Excluding this item, total return would have been 1.70%.

The accompanying notes are an integral part of these financial statements.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2022 (Unaudited)

1.  ORGANIZATION

The TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund) (“Income Fund”), Tactical Moderate Allocation Fund (“Moderate Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”), TFA Multidimensional Tactical Fund (“Multidimensional Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Tactical Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Income, Moderate and Growth Funds commenced investment operations on June 10, 2019. The Quantitative and Multidimensional Funds commenced investment operations on May 18, 2020. The AlphaGen Fund commenced investment operations on August 23, 2021.

The Multidimensional Fund was liquidated effective June 24, 2022.

Each Fund, with the exception of the AlphaGen Fund, was reorganized from separate series (“Predecessor Funds”) of a separate Trust on August 23, 2021 as disclosed in the Trust's most recent annual report to shareholders; and, have adopted the historical performance of the Predecessor Funds.

The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The sub-advisers to the Funds are as follows (each a “Sub-Adviser” and collectively the “Sub-Advisers”):

Fund	Sub-Adviser
Income Fund	Exceed Advisory, LLC (removed June 17, 2022)
Synergy Asset Management, LLC
Heritage Capital Advisors, LLC
Moderate Fund	Exceed Advisory, LLC
Synergy Asset Management, LLC
Heritage Capital Advisors, LLC
Howard Capital Management, Inc.
Growth Fund	Exceed Advisory, LLC
Synergy Asset Management, LLC
Heritage Capital Advisors, LLC
Howard Capital Management, Inc.
Quantitative Fund	Potomac Advisors, Inc. (removed April 7, 2022)
Heritage Capital Advisors, LLC (added January 5, 2022)
Howard Capital Management, Inc. (added January 5, 2022)
AlphaGen Fund	Heritage Capital Advisors, LLC

Each Fund offers two classes of shares: Class A shares and Class I shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees. See Note 4 and 5 to the financial statements for further information regarding the fees for each Class of shares offered by the Funds. Currently, Class A shares are not issued for the Quantitative Fund, Multidimensional Fund and AlphaGen Fund.

The primary investment objective of each of the Funds is as follows:

Fund	Investment Objective
Income Fund	To provide high current income relative to the Fund’s benchmark, with a secondary objective of capital preservation.
Moderate Fund	To provide capital appreciation.
Growth Fund	To provide capital appreciation.
Quantitative Fund	To provide capital appreciation.
AlphaGen Fund	To provide capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022 (Unaudited)

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year (2019, 2020 and 2021) or expected to be taken on each Fund’s 2022 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended June 30, 2022, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

SHORT SALES: The Funds may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OPTIONS: The Funds may invest in put and call options. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio and to generate income or gain for a Fund. The ability of a Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments. See Note 7 for additional disclosures related to derivative instruments.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Tactical, Moderate and Growth Funds on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022 (Unaudited)

SHARE VALUATION: Each Fund’s NAV is calculated once daily for each class of shares, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets for each class, are divided by the total number of shares outstanding for each class, to determine the NAV of each share.

3. SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange-traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by a Fund will not change.

Derivative instruments (put and call options) – Under normal circumstances, options are valued at the closing bid and ask quotations on the valuation date. On days when the closing market quotations are not considered to be reflective of fair value, options will be valued at the average of the bid and ask quotations on the valuation date. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Fixed income securities (corporate bonds) – The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022 (Unaudited)

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of June 30, 2022, by major security type:

Income Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange-Traded Funds	$11,203,360	$—	$—	$11,203,360
Money Market Funds	18,044,590	—	—	18,044,590
Total	$29,247,950	$—	$—	$29,247,950

Moderate Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$1,540,367	$—	$—	$1,540,367
Exchange-Traded Funds	13,277,641	—	—	13,277,641
Money Market Funds	11,865,740	—	—	11,854,740
Purchased Options	215,190	—	—	215,190
Total	$26,898,938	$—	$—	$26,898,938

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$(190,770)	(19,790)	$—	$(210,560)
Total	$(190,770)	$(19,790)	$—	$(210,560)

Growth Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$3,659,369	$—	$—	$3,659,369
Exchange-Traded Funds	29,841,970	—	—	29,841,970
Money Market Funds	11,739,885	—	—	11,739,885
Purchased Options	399,881	—	—	399,881
Total	$45,641,105	$—	$—	$45,641,105

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022 (Unaudited)

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$(695,725)	$(229,418)	$—	$(925,143)
Total	$(695,725)	$(229,418)	$—	$(925,143)

Quantitative Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange-Traded Funds	$16,692,674	$—	$—	$16,692,674
Money Market Funds	23,337,632	—	—	23,337,632
Total	$40,030,306	$—	$—	$40,030,306

AlphaGen Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock	$1,600,927			$1,600,927
Exchange-Traded Funds	30,521,697	$—	$—	30,521,697
Money Market Funds	26,473,031	—	—	26,473,031
Total	$58,595,655	$—	$—	$58,595,655

During the six month period ended June 30, 2022, there were no transfers between Level 3 in the Funds. The Funds did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a management agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement”), the Adviser, subject to the oversight of the Board, provides investment advice as it deems advisable and will furnish a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of each Fund. The Adviser delegates daily management of the Funds assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Funds, pays each sub-adviser.

The Agreement continues for an initial term of two years and is renewed annually thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of a Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days, written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

As of May 28, 2021, the Adviser had contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.14% of the average daily net assets attributable to the Class A shares and 1.89% for the Class I shares of each Fund. Effective May 1, 2022, (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2023, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.89% and 2.14% of the average daily net assets attributable to the Class I and A shares, respectively. These fee waivers and expense reimbursements are subject to recoupment from the Funds within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board, on 60 days’ written notice to the Funds’ Adviser.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022 (Unaudited)

For the six month period ended June 30, 2022, the Adviser earned $167,915 in advisory fees from the Income Fund. During the six month period ended June 30, 2022, the Adviser waived fees of $41,345 and recouped $0. As of June 30, 2022, the Income Fund owed the Adviser $8,980.

For the six month period ended June 30, 2022, the Adviser earned $196,894 in advisory fees from the Moderate Fund. During the six month period ended June 30, 2022, the Adviser waived fees of $39,581 and recouped $0. As of June 30, 2022, the Moderate Fund owed the Adviser $6,950.

For the six month period ended June 30, 2022, the Adviser earned $333,566 in advisory fees from the Growth Fund. During the six month period ended June 30, 2022, the Adviser waived fees of $0 and recouped $0. As of June 30, 2022, the Growth Fund owed the Adviser $84,724.

For the six month period ended June 30, 2022, the Adviser earned $221,806 in advisory fees from the Quantitative Fund. During the six month period ended June 30, 2022, the Adviser waived fees of $11,083 and recouped $0. As of June 30, 2022, the Quantitative Fund owed the Adviser $34,041.

For the six month period ended June 30, 2022, the Adviser earned $340,241 in advisory fees from the AlphaGen Fund. During the six month period ended June 30, 2022 the Adviser waived fees of $0 and recouped $0. As of June 30, 2022, the AlphaGen Fund owed the Adviser $48,280.

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser as follows:

	Income Fund	Moderate Fund	Growth Fund	Quantitative Fund
Recoverable Through	Amount Recoverable	Amount Recoverable	Amount Recoverable	Amount Recoverable
December 31, 2022	$4,147	$12,614	$—	$—
December 31, 2023	$90,908	$107,059	$60,061	$—
December 31, 2024	$57,508	$40,525	$—	$—
December 31, 2025	$41,345	$39,581	$—	$11,083

ADMINISTRATION AND COMPLIANCE SERVICES:

Effective November 13, 2021, Calfee Strategic Solutions (“Calfee”) serves as the chief compliance officer of the Trust. For the six month period ended June 30, 2022, Calfee earned $20,130 for its compliance services.

TRANSFER AGENT AND FUND ACCOUNTANT:

From August 23, 2021 through February 21, 2022, the Funds had entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor” or “UFD”) whereby UFD provided distribution services to the Funds. For the provision of these services, the Adviser had agreed to pay UFD customary fees for the Funds. In addition, certain affiliates of UFD provided services to the Funds as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provided sub-administration, fund accounting and transfer agent services to the Fund.  Pursuant to a separate servicing agreement with Ultimus, the Adviser paid Ultimus customary fees for providing sub-administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust were officers of Ultimus and were not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of Ultimus and the Distributor, provided EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant received customary fees from the Adviser.

Effective February 22, 2022, the Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records. For the six month period ended June 30, 2022, M3Sixty earned fees of $228,874 pursuant to the ICSA.

Certain officers of the Funds are also employees or officers of M3Sixty.

Effective February 22, 2022, Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. The Adviser pays the Distributor customary fees pursuant to the Distribution Agreement.

The Distributor is an affiliate of M3Sixty.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

june 30, 2022 (Unaudited)

5.  DISTRIBUTION (12B-1) PLAN AND SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares. Pursuant to the Distribution Plan, each Fund compensates for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares. The Distribution Plan provides that a Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. Ultimus Fund Distributors, LLC acted as the distributor for the period January 1, 2022 through February 21, 2022. For the period January 1, 2022 through February 21, 2022, the Funds accrued $9, $1, and $1 for Class A of Income Fund, Moderate Fund, and Growth Fund, respectively. Effective February 22, 2022, the Distributor became the distributor. For the period February 22, 2022 through June 30, 2022, the fund accrued $12, $0, and $1 for Class A of Income Fund, Moderate Fund, and Growth Fund, respectively.

Shareholder servicing fees may be paid in addition to the Rule 12b-1 fees and any sales charges. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs.

The Trust, on behalf of the Funds, has also adopted a Shareholder Services Plan (the “Shareholder Services Plan”) that allows each Fund to make payments to financial intermediaries and other service providers for shareholder servicing and maintenance of shareholder accounts that are held in omnibus or networked accounts or a similar arrangement with a financial intermediary. These shareholder servicing and maintenance fees may not exceed 0.15% per year of the Funds' average daily net assets for Class A and I shares and may not be used to pay for any services in connection with the distribution and sale of Institutional Shares. Retail Shares are currently not offered. For the six month period ended June 30, 2022, the Funds accrued the following shareholder service fees:

Fund	Amount
Income Fund	$6,330
Moderate Fund	7,140
Growth Fund	22,250
Quantitative Fund	5,954
AlphaGen Fund	25,551

6. INVESTMENT TRANSACTIONS

Tactical Fund

For the six month period ended June 30, 2022, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and derivatives for the Tactical Fund aggregated $39,362,041 and $41,684,404, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Moderate Fund

For the six month period ended June 30, 2022, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and derivatives for the Moderate Fund aggregated $15,248,687 and $27,978,101, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Growth Fund

For the six month period ended June 30, 2022, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and derivatives for the Growth Fund aggregated $27,222,166 and $36,372,050, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Quantitative Fund

For the six month period ended June 30, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Quantitative Fund aggregated $39,418,185 and $42,263,035, respectively.

AlphaGen Fund

For the six month period ended June 30, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the AlphaGen Fund aggregated $56,291,545 and $61,313,048, respectively.

7. DERIVATIVE TRANSACTIONS

The notional value of the derivative instruments outstanding as of June 30, 2022 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity of the Funds.

As of June 30, 2022, the following financial derivative instruments are included in Investment in Securities at Value (assets) and Written Options at Value (liabilities) in the Statement of Assets and Liabilities:

Tactical Moderate Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$173,730
Put Options Purchased	41,460
Total Assets	$215,190

Liabilities	Equity Index Contracts
Call Options Written	$(33,240)
Put Options Written	(177,320)
Total Liabilities	$(210,560)

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

june 30, 2022 (Unaudited)

Tactical Growth Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$375,341
Put Options Purchased	24,540
Total Assets	$399,881

Liabilities	Equity Index Contracts
Call Options Written	$(84,601)
Put Options Written	(840,542)
Total Liabilities	$(925,143)

For the six month period ended June 30, 2022, financial derivative instruments had the following effect on the Statement of Operations:

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain/ (Loss)

Income Fund
Options Written	Net Realized Loss on Options Written	$(62,911)	Net Change in Unrealized Depreciation on Written Options	$(85,768)
Options Purchased	Net Realized Loss on Unaffiliated Investments	$(170,854)	Net Change in Unrealized Depreciation on Unaffiliated Investments	$(151,692)
Moderate Fund
Options Written	Net Realized Loss on Options Written	$(52,668)	Net Change in Unrealized Depreciation on Written Options	$(6,952)
Options Purchased	Net Realized Loss on Unaffiliated Investments	$(139,727)	Net Change in Unrealized Depreciation on Unaffiliated Investments	$(78,095)

Growth Fund
Options Written	Net Realized Gain on Options Written	$65,930	Net Change in Unrealized Depreciation on Written Options	$(493,004)
Options Purchased	Net Realized Loss on Unaffiliated Investments	$(345,273)	Net Change in Unrealized Depreciation on Unaffiliated Investments	$(988,036)

The selling of written call options may tend to reduce the volatility of a Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit a Fund’s gain on the underlying securities. Written call options expose a Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

june 30, 2022 (Unaudited)

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) a Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were affected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were affected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of a Fund, and may also subject a Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within a Fund, which may include put options and call options, are subject to loss of value with the passage of time and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to each Fund since they are exchange traded.

8. CAPITAL SHARE TRANSACTIONS

At June 30, 2022, there were unlimited shares authorized at no par value for the Funds. Transactions in capital for the period ended June 30, 2022, and year ended December 31, 2021 were as follows:

Tactical Fund
Institutional Class	January 1, 2022 through June 30, 2022		January 1, 2021 through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	1,021,011	$9,155,657	2,187,870	$23,978,701
Shares Reinvested	—	—	420,117	4,093,653
Shares Redeemed	(546,401)	(4,921,990)	(2,800,035)	(30,305,733)
Net Decrease	474,610	$4,233,667	(192,048)	$(2,233,379)

Class A	January 1, 2022 through June 30, 2022		January 1, 2021 through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	—	—	301	$3,300
Shares Reinvested	—	—	401	3,861
Shares Redeemed	(2,339)	(20,929)	(496)	(5,325)
Net Increase/(Decrease)	(2,339)	(20,929)	206	$1,836

Moderate Fund
Institutional Class	January 1, 2022 through June 30, 2022		January 1, 2021 through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	573,980	$5,265,242	1,996,712	$22,517,202
Shares Reinvested	—	—	497,740	5,128,048
Shares Redeemed	(725,773)	(6,335,330)	(2,677,940)	(29,847,799)
Net Decrease	(151,793)	(1,070,088)	(183,488)	$(2,202,549)

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

june 30, 2022 (Unaudited)

Moderate Fund
Class A	January 1, 2022 through June 30, 2022		January 1, 2021 through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	—	—	—	$—
Shares Reinvested	—	—	16	164
Shares Redeemed	—	—	(51)	(542)
Net Decrease	—	—	(35)	$(378)

Growth Fund
Institutional Class	January 1, 2022 through June 30, 2022		January 1, 2021 through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	881,290	$8,674,032	3,252,185	$37,815,312
Shares Reinvested	—	—	618,789	6,843,809
Shares Redeemed	(1,208,675)	(11,497,805)	(3,233,366)	(37,921,955)
Net Increase/(Decrease)	(327,385)	(2,823,773)	637,608	$6,737,166

Class A	January 1, 2022 through June 30, 2022		January 1, 2021 through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	—	—	219	$2,416
Shares Reinvested	—	—	13	143
Shares Redeemed	—	—	(448)	(4,945)
Net Decrease	—	—	(216)	$(2,386)

Quantitative Fund
Class I	January 1, 2022 through June 30, 2022		January 1, 2021 through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	2,006,495	$17,909,797	2,543,427	$30,136,595
Shares Reinvested	—	—	671,748	6,986,183
Shares Redeemed	(814,711)	(7,380,843)	(3,521,493)	(41,349,098)
Net Increase/(Decrease)	1,191,784	10,528,954	(306,318)	$(4,226,320)

AlphaGen Fund
Class I	January 1, 2022 through June 30, 2022		August 23, 2021 (commencement of investment operations) through December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	1,780,175	$15,041,987	7,687,076	$76,832,124
Shares Reinvested	—	—	18,066	182,757
Shares Redeemed	(1,244,450)	(11,166,561)	(1,648,671)	(16,596,828)
Net Decrease	535,725	$3,875,426	6,056,411	$60,418,053

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10. TAX MATTERS

Tactical Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2022 is $29,637,902. As of June 30, 2022, the gross unrealized appreciation on a tax basis totaled $107,442 and the gross unrealized depreciation totaled $(497,394) for a net unrealized depreciation of $(389,952).

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

june 30, 2022 (Unaudited)

Moderate Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2022 is $27,524,143. As of June 30, 2022, the gross unrealized appreciation on a tax basis totaled $170,213 and the gross unrealized depreciation totaled $(1,005,978) for a net unrealized depreciation of $(835,765).

Growth Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2022 is $47,817,998. As of June 30, 2022, the gross unrealized appreciation on a tax basis totaled $581,944 and the gross unrealized depreciation totaled $(3,683,980) for a net unrealized depreciation of $(3,102,036).

Quantitative Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2022 is $42,115,574. As of June 30, 2022, the gross unrealized appreciation on a tax basis totaled $6,482 and the gross unrealized depreciation totaled $(2,091,750) for a net unrealized depreciation of $(2,085,268).

AlphaGen Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2022 is $62,685,168. As of June 30, 2022, the gross unrealized appreciation on a tax basis totaled $101,507 and the gross unrealized depreciation totaled $(4,191,020) for a net unrealized depreciation of $(4,089,513).

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes and return of capital from underlying investments.

Each Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2021, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation	Total Accumulated Earnings/ (Deficits)
Income Fund	$49,278	$—	$(232,758)	$(151,753)	$(335,233)
Moderate Fund	58,516	169,125	(72,444)	764,216	919,413
Growth Fund	1,102,654	197,442	(521,377)	4,113,874	4,892,593
Quantitative Fund	1,550,941	—	—	499,638	2,050,579
AlphaGen Fund	1,097,781	2,704	—	(71,924)	1,028,561

Portfolio	Paid-In Capital	Accumulated Earnings/ (Losses)
Income Fund	$(1)	$1
Moderate Fund	(2,248)	2,248
Quantitative Fund	(1,378)	1,378

For the year ended December 31, 2021, the Moderate Fund utilized capital loss carryforwards of $320,138 in short-term capital losses and $7,171 in long-term capital losses.

For the year ended December 31, 2021, the cumulative deferred losses on straddles were $232,758 for the Income Fund. For the year ended December 31, 2021, the cumulative deferred losses on straddles were $72,444 for the Moderate Fund. For the year ended December 31, 2021, the cumulative deferred losses on straddles were $521,377 for the Growth Fund.

For the six month period ended June 30, 2022, the Funds did not pay any distributions.

For the year ended December 31, 2021, the Tactical Fund paid a short-term capital gain distribution of $2,716,180.

For the year ended December 31, 2021, the Tactical Fund paid a long-term capital gain distribution of $1,381,334.

For the year ended December 31, 2021, the Moderate Fund paid a short-term capital gain distribution of $3,703,740.

For the year ended December 31, 2021, the Moderate Fund paid long-term capital gain distribution of $1,424,558.

For the year ended December 31, 2021, the Growth Fund paid a short-term capital gain distribution of $5,038,224.

For the year ended December 31, 2021, the Growth Fund paid long-term capital gain distribution of $1,805,728.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

june 30, 2022 (Unaudited)

For the year ended December 31, 2021, the Quantitative Fund paid a short-term capital gain distribution of $5,988,284.

For the year ended December 31, 2021, the Quantitative Fund paid long-term capital gain distribution of $997,899.

During the period August 23, 2021 (commencement of investment operations) through December 31, 2021, the AlphaGen Fund paid a short-term capital gain distribution of $182,757.

11. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, TD Ameritrade, Inc. held approximately 91% of the voting securities of the Income Fund, 93% of the voting securities of the Moderate Fund, 93% of the voting securities of the Growth Fund, 92% of the voting securities of the Quantitative Fund and 92% of the voting securities of the AlphaGen Fund and may be deemed to control the Funds.

12. MARKET RISK

Overall market risks may also affect the value of each Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on a Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

13. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs and Money Market Funds). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of June 30, 2022, the First American Treasury Obligations Fund - Institutional Class represented 63.22%, 38.42%, 27.10%, 63.46% and 49.32% of the Income Fund’s, Moderate Fund’s, Growth Fund’s, Quantitative Fund’s and AlphGen Fund’s net assets, respectively. Additional information for this security, including its financial statements, is available from the U.S. Securities and Exchange Commission’s website at www.sec.gov.

14. INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. During the six month period ended June 30, 2022, the Rydex Russell 2000 2x Strategy Fund, Class H (“RYRSX”) and the Rydex Series Trust - Nova Fund, Investor Class (“RYNVX”) were considered affiliated companies of the Quantitative Fund. Transactions during the year with companies which were affiliates of the Quantitative Fund are as follows:

Quantitative Fund:	Market Value as of December 31, 2021	Share Balance at December 31, 2021	Purchases	Sales Proceeds	Net Change in Unrealized Appreciation/ (Depreciatioon	Realized Gains/ (Losses)	Market Value as of June 30, 2022	Share Balance at June 30, 2022	Dividends Credited to Income
RYRSX	$4,152,136	18,946	$3,124,028	$(7,026,824)	$(152,136)	$(97,204)	$—	—	$—
RYNVX	21,510,087	148,725	9,524,810	(30,898,730)	(510,087)	373,920	—	—	—
Total	$25,662,223	167,671	$12,648,838	$(37,925,554)	$(662,223)	$276,716	$—	—	$—

There were no investments considered affiliated by the Income Fund, Moderate Fund, Growth Fund or AlphaGen Fund during the six month period ended June 30, 2022.

Tactical Funds

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

june 30, 2022 (Unaudited)

15.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no other events requiring disclosure or recognition besides the details noted below:

The Board has approved a Plan of Liquidation (the “Plan”) for the Moderate Fund, which became effective on August 15, 2022. The Adviser recommended that the Board approve the Plan due to the underperformance of the Moderate Fund, its developing competition with other funds in the Trust, as well as the opinion of the Adviser that the liquidation is in the best interest of the Moderate Fund’s shareholders. Based on the Adviser’s recommendations and after careful consideration, the Board concluded that it was in the best interest of the Moderate Fund’s shareholders to liquidate the Moderate Fund at the close of business on September 16, 2022.

Tactical Funds

EXPENSE ILLUSTRATION (CONTINUED)

june 30, 2022 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six month period, January 1, 2022 through June 30, 2022.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund) - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$908.70	$10.27
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.00	$10.84

* Expenses are equal to the Fund's annualized expense ratio of 2.17%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund) - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$909.60	$9.09
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.30	$9.59

* Expenses are equal to the Fund's annualized expense ratio of 1.92%, multiplied by the average account value over the period, multiplied by181/365 (to reflect the one-half year period).

Tactical Moderate Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$773.40	$9.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.10	$10.79

* Expenses are equal to the Fund's annualized expense ratio of 2.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tactical Funds

EXPENSE ILLUSTRATION (CONTINUED)

june 30, 2022 (Unaudited)

Tactical Moderate Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$776.00	$8.41
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.30	$9.54

* Expenses are equal to the Fund's annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$779.20	$9.53
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.10	$10.79

* Expenses are equal to the Fund's annualized expense ratio of 2.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$780.10	$8.43
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.30	$9.54

* Expenses are equal to the Fund's annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TFA Quantitative Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$776.90	$8.41
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.30	$9.54

* Expenses are equal to the Fund's annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TFA AlphaGen Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$802.00	$8.36
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.50	$9.35

* Expenses are equal to the Fund's annualized expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period).

Tactical Funds

TRUSTEES & OFFICERS

JUNE 30, 2022 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o M3Sixty Fund Administration, LLC, 4300 Shawnee Mission Parkway, Fairway, Kansas 66205. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years[2]
Matthew Brennan Birth Year: 1961	Trustee	Indefinite/ February 2021- present	Chief Executive Officer and Managing Member, Ohio Heavy Equipment Leasing, LLC, d/b/a Loveland Excavating and Paving, Inc. (1996 – present); Owner, SkyFly Aviation Services, LLC (2019 – present)	5	None
Richard M. Curry Birth Year: 1939	Trustee	Indefinite/ February 2021 - present	Independent Life and Health Insurance Adviser, Curry Moore & Associates (2014 – present); Adjunct Professor of Investments, The University of Cincinnati (2005 – present)	5	None
Peter Baden Birth Year: 1964	Trustee	Indefinite/ February 2021 – present	Chief Investment Officer, Genoa Asset Management (2020 – present); Chief Investment Officer, Ross Sinclaire Asset Management (2005 – 2020)	5	None

1 The “Fund Complex” consists of the Tactical Investment Series Trust.

2 Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

The following table provides information regarding each officer of the Trust.

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years[1]
Drew K. Horter[2] Birth Year: 1955	President Interested Trustee	January 2021 – present January 2021 – November 2021	President, Tactical Fund Advisors, LLC (2019 – present); President and Chief Investment Strategist, Horter Investment Management, LLC (1991 – present)	None
Bo J. Howell Birth Year: 1981	Secretary	Since February 2022	Managing Member, FinTech Law, LLC (2022 – present); Shareholder, Strauss Troy Co., LPA (2020 – 2022); CEO of CCO Technology, LLC (d/b/a Joot) (2018 – present); Partner, Practus LLP (2018-2020); Director of Fund Administration, Ultimus Fund Solutions, LLC (2014 – 2018)	N/A
Larry Beaver Birth Year: 1969_	Treasurer	Since February 2022	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017 – Present); Director of Fund Accounting & Administration, M3SixtyAdministration, LLC (2005 – 2017); Assistant Treasurer,360 Funds Trust (2017 – 2021); Chief Accounting Officer, Amidex Funds, Inc. (2003 – 2020); Assistant Treasurer, Capital Management Investment Trust (2017 – 2018); Assistant Treasurer, IDX Funds (2017 – 2021); Assistant Treasurer, WP Funds Trust (2017 – 2021)	N/A
Leslie Green Birth Year: 1988	Chief Compliance Officer	Since November 2021	Chief Compliance Officer, Calfee Halter & Griswold (since 2021); Chief Compliance Officer, Eagle Realty Group (2017 – 2021); Senior Compliance Manager, Touchstone Investments (2012 – 2017)	N/A
Tony DeMarino Birth Year: 1970	Anti-Money Laundering Compliance Officer	Since February 2022	Principal Executive Officer, Matrix 360 Distributors, LLC (2022 –present); Partner, Primark Capital (2020 – 2022); Head of Distribution, Cognios Capital, LLC (2016 – 2020).	N/A

1 Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-833-974-3787.

Approval of New Sub-Advisory Agreements for the TFA Quantitative Fund

At a special meeting held on January 3, 2022, the Board considered an amended Investment Sub-Advisory Agreement (the “Heritage Sub-Advisory Agreement”) between the Adviser and Heritage Capital Advisors, LLC (“Heritage”), pursuant to which Heritage would serve as a sub-adviser to the TFA Quantitative Fund (the “Quantitative Fund”), and an amended Investment Sub-Advisory Agreement (the “Howard Sub-Advisory Agreement” and collectively with the Heritage Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Adviser and Howard Capital Management, Inc. (“Howard”), pursuant to which Howard would also serve as a sub-adviser to the Quantitative Fund. Legal counsel (“Counsel”) noted that the 1940 Act requires the approval of an investment advisory agreement with the Trust by a majority of the Independent Trustees.

Counsel reviewed with the Board a memorandum that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the amended Sub-Advisory Agreements. A copy of this memorandum was circulated to the Trustees in advance of the Meeting and contained in the Meeting Materials. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board to make an informed decision regarding the Sub-Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the sub-advisers; (ii) the investment performance of the Quantitative Fund; (iii) the costs of the services provided and profits realized by the sub-adviser from the relationship with the Quantitative Fund; (iv) the extent to which economies of scale would be realized if the Quantitative Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Quantitative Fund’s investors; and (v) the sub-advisers’ practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board considered information furnished for its review and consideration throughout the year at regular Board meetings, as well as information prepared or presented in connection with the approval process, including the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the Sub-Advisory Agreements, including: (i) reports regarding the services and support provided to the Quantitative Fund and its shareholders by the Adviser and the sub-advisers; (ii) quarterly assessments of the investment performance of the Quantitative Fund from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the Adviser addressing the sub-advisers’ investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Quantitative Fund and the sub-advisers; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Sub-Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (a) documents containing information about the sub-advisers, including financial information, a description of personnel and the services provided to the Quantitative Fund, (b) information on the investment objectives, strategies, and, performance of the Quantitative Fund; (c) summaries of the Quantitative Fund’s expenses, compliance program, current legal matters, and other general information; (d) comparative expense and performance information for other mutual funds with strategies similar to the Quantitative Fund; and (e)  benefits to be realized by the sub-advisers from their relationship with the Quantitative Fund. The Board did not identify any information that was most relevant to its consideration to approve the Sub-Advisory Agreements, and each Trustee may have afforded different weights to the various factors.

Heritage Sub-Advisory Agreement

The Board noted that it had requested and received such information from Heritage as the Board deemed reasonably necessary to evaluate the terms of the Heritage Sub-Advisory Agreement and to determine whether the Agreement is in the best interests of the Quantitative Fund and its shareholders. The Trustees’ review included, but was not limited to: (1) the nature, extent, and quality of the services to be provided by Heritage; (2) the investment performance of Heritage; (3) the costs of the services to be provided and profits to be realized by Heritage and its affiliates from its relationship with the Quantitative Fund; (4) the extent to which economies of scale would be realized as the Quantitative Fund grows; (5) whether fee levels reflect these economies of scale for the benefit of Quantitative Fund’s investors; (6) whether and how the Board relied on comparisons of services to be rendered to and fees to be paid by the Quantitative Fund with the services provided to and the fees paid by Heritage’s other clients; and (7) any actual or potential benefits derived by Heritage from its relationship with the Quantitative Fund.

It was noted that Heritage and the Adviser provided the Board with information to assist it in its deliberations, which included responses and supporting materials pursuant to a request for information made in connection with the consideration of the approval of the Heritage Sub-Advisory Agreement in accordance with Section 15(c) of the 1940 Act. The Trustees reviewed such information in detail, which included, among other things, financial information for Heritage; its Form ADV; information on the services to be provided by Heritage; its personnel, compliance program, risk profile, brokerage practices, performance, and costs of services to be provided; and its projected profitability for its services to the Quantitative Fund. The Trustees considered the services represented to be provided to the Quantitative Fund by Heritage and those to be provided by the Adviser, including the Adviser’s oversight of Heritage. The Trustees also considered the Adviser’s description of the process utilized in the selection of Heritage and the Adviser’s negotiation of the fee structure of the Heritage Sub-Advisory Agreement.

Approval of New Sub-Advisory Agreements for the TFA Quantitative Fund (continued)

The Trustees considered guidance from Counsel and their own business judgment in evaluating the Heritage Sub-Advisory Agreement and were advised by their experienced independent legal counsel throughout the process. In considering the approval of the Heritage Sub-Advisory Agreement, the Board did not identify any particular information that was most relevant to its consideration to approve the Heritage Sub-Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board considered a variety of factors in its analysis, including those discussed in the summary below.

Nature, Extent, and Quality of Services. In considering the approval of the Heritage Sub-Advisory Agreement, the Board considered the nature, extent, and quality of the services to be provided by Heritage under the Heritage Sub-Advisory Agreement. The Board considered the investment strategies and techniques Heritage will use in managing the Quantitative Fund, its investment decision-making process, and sources of information to be relied upon by Heritage in providing portfolio management services to the Quantitative Fund; the qualifications, backgrounds, and responsibilities of its key professionals; and its financial condition. The Board also considered information provided regarding Heritage’s trading and brokerage practices and compliance program. The Board noted that Heritage currently provides sub-advisory services to other series in the Trust. Following a consideration of the foregoing information as well as further information provided by Heritage (e.g., descriptions of its business and its Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by Heritage were satisfactory and adequate for the Quantitative Fund.

Performance. The Board considered the blended performance information provided by Heritage of its management of the strategies to be utilized in the Quantitative Fund. The Board noted that Heritage had managed components of a similar strategy since 2016 and considered statistical information provided by Heritage on the blended performance of the Quantitative Fund and Heritage’s other accounts during the period, including the historic total return, average annual return, and beta versus the S&P 500 Index.

Costs of the Services to Be Provided and Profits to Be Realized. The Board considered that Heritage’s proposed sub-advisory fee for managing the Quantitative Fund is the same as the fee it currently receives for sub-advising three other series of the Trust with the same investment objective as the Quantitative Fund. The Board further considered that Heritage represented that the combination of strategies and services to be provided to the Quantitative Fund are bespoke to the Quantitative Fund and, as such, are not provided to other clients. The Board evaluated the reasonableness of the fee split between the Adviser and Heritage and the respective services provided by each to the Quantitative Fund and noted that the sub-advisory fee was negotiated at arm’s-length between the Adviser and Heritage. The Trustees also considered the projected profitability of Heritage in connection with its management of the Quantitative Fund. After considering the nature, quality, and extent of the Heritage’s services, and such services relative to the Adviser’s services to the Quantitative Fund, the Board concluded that the proposed sub-advisory fee and Heritage’s projected profitability was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Quantitative Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit the Quantitative Fund’s investors. The Board recognized that the Quantitative Fund had not yet reached an asset level where significant economies of scale could be realized, but also recognized that the Quantitative Fund currently has an expense limitation agreement in place with the Adviser, which helps to limit shareholder expenses at current asset levels. The Board observed that economies of scale will be considered in the future as the asset level of the Quantitative Fund grows.

Benefits To Be Derived. The Board noted that Heritage identified no indirect benefits from its relationship with the Quantitative Fund, and that such experience may facilitate other opportunities to provide sub-advisory services. The Board considered that Heritage will not enter into any soft-dollar arrangements in providing portfolio management services to the Quantitative Fund. Following further consideration and discussion, the Board concluded that the benefits to be derived by Heritage from managing the Quantitative Fund were satisfactory.

Conclusion. Based on all the information considered and the conclusions reached, the Board determined that the terms of the Heritage Sub-Advisory Agreement were fair and reasonable, and that the approval of the Heritage Sub-Advisory Agreement for an initial two-year term was in the best interests of the Quantitative Fund and its shareholders.

Howard Sub-Advisory Agreement

The Board noted that it had requested and received such information from Howard as it deemed reasonably necessary to evaluate the terms of the Howard Sub-Advisory Agreement and to determine whether the Sub-Advisory Agreement is in the best interests of the Quantitative Fund and its shareholders. The Trustees’ review included, but was not limited to: (1) the nature, extent, and quality of the services to be provided by Howard; (2) the investment performance of Howard; (3) the costs of the services to be provided and profits to be realized by Howard and its affiliates from its relationship with the Quantitative Fund; (4) the extent to which economies of scale would be realized as the Quantitative Fund grows; (5) whether fee levels reflect these economies of scale for the benefit of Quantitative Fund’s investors; (6) whether and how the Board relied on comparisons of services to be rendered to and fees to be paid by the Quantitative Fund with the services provided to and the fees paid by Howard’s other clients; and (7) any benefits derived or to be derived by Howard from its relationship with the Quantitative Fund.

Approval of New Sub-Advisory Agreements for the TFA Quantitative Fund (continued)

It was noted that Howard and the Adviser provided the Board with information to assist it in its deliberations, which included responses and supporting materials pursuant to a request for information made in connection with the consideration of the approval of the Howard Sub-Advisory Agreement in accordance with Section 15(c) of the 1940 Act. The Trustees reviewed such information in detail, which included, among other things, financial information for Howard; its Form ADV; information on the services to be provided by Howard; its personnel, compliance program, risk profile, brokerage practices, performance, and costs of services to be provided; and its projected profitability for its services to the Quantitative Fund. The Trustees considered the services represented to be provided to the Quantitative Fund by Howard and those to be provided by the Adviser, including the Adviser’s oversight of Howard. The Trustees also considered the Adviser’s description of the process utilized in the selection of Howard and the Adviser’s negotiation of the fee structure of the Howard Sub-Advisory Agreement.

The Trustees considered guidance from Counsel and their own business judgment in evaluating the Howard Sub-Advisory Agreement and were advised by their independent legal counsel throughout the process. In considering the approval of the Howard Sub-Advisory Agreement, the Board did not identify any particular information that was most relevant to its consideration to approve the Howard Sub-Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board considered a variety of factors in its analysis, including those discussed in the summary below.

Nature, Extent, and Quality of Services. In considering the approval of the Howard Sub-Advisory Agreement, the Board considered the nature, extent, and quality of the services to be provided by Howard under the Howard Sub-Advisory Agreement. The Board considered the investment strategies and techniques Howard will use in managing the Quantitative Fund, its investment decision-making process, and sources of information to be relied upon by Howard in providing portfolio management services to the Quantitative Fund; the qualifications, backgrounds, and responsibilities of its key professionals; and its financial condition. The Board also considered information provided regarding Howard’s trading and brokerage practices and compliance program. The Board noted that Howard currently provides sub-advisory services to other series in the Trust. Following a consideration of the foregoing information as well as further information provided by Howard (e.g., descriptions of its business and its Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by Howard were satisfactory and adequate for the Quantitative Fund.

Performance. The Board considered the performance of Howard in managing mutual funds with investment objectives and strategies similar to the Quantitative Fund, including the performance of the two other series of the Trust that Howard sub-advises. The Board also considered Howard’s one-year performance in managing other mutual funds with similar investment strategies.

Costs of the Services to Be Provided and Profits to Be Realized. The Board considered that Howard’s proposed sub-advisory fee for managing the Quantitative Fund is the same as the fee it currently receives for sub-advising two other series of the Trust with the same investment objective as the Quantitative Fund and lower than the management fee it receives from other mutual funds it manages with similar investment objectives. The Board evaluated the reasonableness of the fee split between the Adviser and Howard and the respective services provided by each to the Quantitative Fund and noted that the sub-advisory fee was negotiated at arm’s-length between the Adviser and Howard. The Trustees also considered the projected profitability of Howard in connection with its management of the Quantitative Fund. After considering the nature, quality, and extent of the Howard’s services, and such services relative to the Adviser’s services to the Quantitative Fund, the Board concluded that the proposed sub-advisory fee and Howard’s projected profitability was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Quantitative Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit the Quantitative Fund’s investors. The Board recognized that the Quantitative Fund had not yet reached an asset level where significant economies of scale could be realized, but also recognized that the Quantitative Fund currently has an expense limitation agreement in place with the Adviser, which helps to limit shareholder expenses at current asset levels. The Board observed that economies of scale will be considered in the future as the asset level of the Quantitative Fund grows.

Benefits To Be Derived. The Board noted that Howard identified gaining additional experience as a sub-adviser as an indirect benefit from its relationship with the Quantitative Fund, and that such experience may facilitate other opportunities to provide sub-advisory services. The Board considered that Howard will not enter into any soft dollar arrangements with broker-dealers that would otherwise benefit Howard. Following further consideration and discussion, the Board concluded that the benefits to be derived by Howard from managing the Quantitative Fund were satisfactory.

Conclusion. Based on all the information considered and the conclusions reached, the Board determined that the terms of the Howard Sub-Advisory Agreement were fair and reasonable, and that the approval of the Howard Sub-Advisory Agreement for an initial two-year term was in the best interests of the Quantitative Fund and its shareholders.

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers
Exceed Advisory, LLC
Heritage Capital Advisors, LLC
Howard Capital Management, Inc.
Synergy Financial Management, LLC

Distributor
Matrix 360 Distributors, LLC

Transfer and Dividend Disbursing Agent
M3Sixty Administration, LLC

Custodian
U.S. Bank N.A.

Legal Counsel
Strauss Troy, Co., LPA

Independent Registered Public Accounting Firm
BBD, LLP

Fund Administrator
M3Sixty Administation, LLC

This report is provided for the general information of TFA Tactical Income Fund (fka Tactical Conservative Allocation Fund), Tactical Moderate Allocation Fund and Tactical Growth Allocation Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Investment Series Trust

/s/ Drew Horter
By Drew Horter
Principal Executive Officer/President
Date: September 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Drew Horter
By Drew Horter
Principal Executive Officer/President
Date: September 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: September 8, 2022